Putnam
High Yield
Advantage
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

5-31-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

The lower-rated high-yield bonds in which Putnam High Yield Advantage Fund invests were among the beneficiaries of a generally strong bond market and aggressive cuts in interest rates by the Federal Reserve Board during the first half of fiscal 2001. However, the high-yield bond market faced a number of challenges that higher-rated bonds largely escaped. The results of this contradictory set of circumstances are reflected in the fund's performance for the period.

Investors with long time horizons and the ability to endure sometimes wide market swings will view periods like the present as normal offsets to the potential for above-average returns that attracted them to high-yield bonds in the first place. As Fund Manager Rosemary Thomsen explains in the following report, however, there are signs that the unfavorable environment for high-yield bonds may be drawing to a close.

In the following report, Rosemary provides an in-depth review of the market environment and explains how she and the Credit Team pursued the fund's investment strategy during the period. She also offers an optimistic view of prospects for the fiscal year's second half.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
July 18, 2001

REPORT FROM FUND MANAGEMENT

Rosemary H. Thomsen
and the Credit Team

During the semiannual period ended May 31, 2001, Putnam High Yield Advantage Fund benefited from several factors: a strong bond market, aggressive interest rate cuts by the Federal Reserve Board, a significant increase in fund flows into the high-yield market, and active sector management decisions that produced favorable results. However, there were other factors that detracted from performance, such as continuing weakness in the U.S. economy, uncertainty about the severity of the economic downturn, and persistently high default rates among high-yield issuers.

Total return for 6 months ended 5/31/01

       Class A                Class B                Class M
    NAV      POP           NAV     CDSC           NAV      POP
-----------------------------------------------------------------------
    5.16%    0.23%        4.63%   -0.31%         5.40%    1.99%
-----------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* LOWER-RATED HOLDINGS HURT IN THE SHORT-TERM, BUT WE REMAIN CONFIDENT IN THEIR POTENTIAL

The fund's performance lagged that of its benchmark index primarily because of its underweighted position in the higher-quality BB-rated sector of the market -- a characteristic shared by many actively managed mutual funds. We have held positions in the lower rated part of the market because we believe that these holdings represent the best values and that, if carefully chosen, they have the strongest potential to perform well as the market's recovery strengthens. The fund also was hurt by its position in a few select bonds that had very poor performance. One example was Startec Global, an international long distance telecommunications firm. We continue to maintain a high level of diversification in the fund across industry sectors and individual holdings to protect against economic uncertainty and a rising default rate.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Telecommunications          8.0%

Broadcasting                7.0%

Cable television            6.8%

Gaming & lottery            6.5%

Telephone                   4.6%

Footnote reads:
* Based on net assets as of 5/31/01. Holdings will vary over time.


* DRAMATIC FED ACTIONS BOOSTED THE HIGH-YIELD SECTOR AND THE BOND MARKET

This reporting period was characterized by a significant turning point at the start of the new year. In the final month of 2000, high-yield bonds had begun to recover from losses that had beset the sector all year, and which were most dramatic in November. During December, high-yield spreads to Treasuries (the yield difference between high yield bonds and Treasury bonds) widened by 18 basis points to 9.69%. This spread, which is the common valuation measure in the high yield market, was the widest it had been since 1990. In addition, yields on high-yield bonds were extremely attractive from a historical standpoint, averaging 13% to 14% in December. However, investors remained uncertain about the strength of the economy and the Fed's willingness to lower rates to stem a recession. While the Fed admitted to a bias change in December, the particulars of its commitment to easing were initially unclear.

Then came January 3, 2001, when the Fed surprised everyone with a dramatic and unexpected half-percentage-point rate reduction. This was followed by another half-point cut at the Fed's regular meeting later that month. These two cuts, totaling a full percentage point, signified the Fed's largest one-month rate cut ever. The long beaten-down high-yield sector sprang back to life, posting strong returns during January.

Most importantly for high-yield bonds, the rate cuts returned the yield curve to a steep, upward-sloping shape. While an inverted yield curve, in which short-term rates are higher than long-term rates, often portends a gloomy outlook for the high-yield sector, a steep, positively sloping curve often means more hopeful times ahead. Generally speaking, the narrowing of yield spreads during the period was favorable for the high-yield market, and the fund benefited as a result.

* HIGH-YIELD BONDS AFFECTED BY ECONOMIC UNCERTAINTY, HIGH DEFAULT RATES

High default rates among high-yield issuers, which continued to rise during the fiscal period, had a dampening effect on bond prices. When a high-yield bond defaults, its price can drop steeply. In addition, high default rates typically cast a shadow over the market as a whole because investors worry about which issuers may default next. As has been discussed in past reports, if a high-yield issuer is going to default on its bonds, it is most likely to do so approximately three years after the bond is issued. Since high-yield issuance was exceptionally strong in 1996, 1997, and 1998, it is no surprise that default rates have risen in the past three years. Moreover, the peak issuance in 1998 leads us to believe -- along with most market analysts -- that defaults will probably peak by the end of this year or in early 2002.


"With high-yield bonds still trading at such attractive valuations and providing historically high yields, we believe investors are being well compensated to take on the added risk inherent in this sector."

-- Rosemary Thomsen, portfolio manager


Uncertainty about the direction of the U.S. economy has also held back the high-yield sector, with evidence of considerable slowing already apparent and further potential for contraction in the second calendar quarter. First quarter GDP was revised downward from 2.0% to 1.3%, manufacturing payrolls have declined significantly, and productivity has fallen. In addition, the technology and telecommunications sectors remain plagued by anemic growth, and disparate economic reports on unemployment, energy costs, and consumer confidence have added to the cloudy picture. Nevertheless, markets are forward-looking. As the economy stabilizes, we believe the turning of the tide for high yield, which began last December, will gather strength.

* FAVORABLE OUTLOOK FOR HIGH-YIELD BONDS

We remain bullish on the high-yield market for a number of reasons. First, spreads in the market are wide in a historical context. In other words, we believe that investors are being well compensated to take the risks inherent in today's market. Second, default rates are rising but should peak later this year. Historically, the high-yield market has rallied prior to peaks in default rates. Third, the yield curve is now positively sloped. This shape typically portends stronger economic growth in the future, which would be a positive for high-yield issuers. Fourth, fund flows into the market have turned positive, which has boosted demand. And finally, the equity markets have become less volatile, providing a more stable backdrop for the high-yield market going forward since performance and volatility in these two markets tend to be correlated. For all these reasons, we believe the environment should be favorable for your fund for the remainder of this year and well into next.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Voicestream Wireless Corp.,
Senior notes, 10.375%, 2009
Telephone

CSC Holdings, Inc.,
Series M, $11.125 cumulative preferred
Cable television

Echostar Broadband Corp.,
Senior notes, 10 38%, 2007
Broadcasting

Allied Waste Industries, Inc.,
Company guaranty, Series B, 10%, 2009
Waste management

Paxson Communications Corp.,
13.25% cumulative preferred
Broadcasting

Advanta Corp.,
144A company guaranty, Series B,
8.99%, 2026
Financial

Lyondell Petrochemical Co.,
Secondary notes, Series B, 9.875%, 2007
Chemicals

Nextel Communications, Inc.,
144A senior notes, 9.5%, 2011
Telecommunications

Saks Inc.,
Company guaranty, 8.25%, 2008
Retail

PSF Holdings, LLC
Class A common stock
Agriculture

Footnote reads:
These holdings represent 8.1% of the fund's net assets as of 5/31/01. Portfolio holdings will vary over time.


The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/01, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield bonds reflects a greater possibility that adverse changes in the economy or poor performance by the issuers of these bonds may affect the issuers' ability to pay principal and interest.

A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the
SEC has modified mailing regulations for proxy statements, semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.

PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam High Yield Advantage Fund is designed for investors seeking high current income, with capital growth as a secondary objective.

TOTAL RETURN FOR PERIODS ENDED 5/31/01

                                     Class A         Class B         Class M
(inception dates)                   (3/25/86)       (5/16/94)       (12/1/94)
                                   NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                          5.16%   0.23%   4.63%  -0.31%   5.40%   1.99%
------------------------------------------------------------------------------
1 year                           -3.37   -7.93   -4.25   -8.53   -3.28   -6.37
------------------------------------------------------------------------------
5 years                           9.75    4.50    5.61    4.31    8.83    5.30
Annual average                    1.88    0.88    1.10    0.85    1.71    1.04
------------------------------------------------------------------------------
10 years                        115.87  105.73   98.23   98.23  111.22  104.33
Annual average                    8.00    7.48    7.08    7.08    7.76    7.41
------------------------------------------------------------------------------
Annual average
(life of fund)                    7.49    7.14    6.54    6.54    7.17    6.94
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/01

                                         CSFB High Yield              Consumer
                                                   Index           price index
------------------------------------------------------------------------------
6 months                                           8.06%                 1.89%
------------------------------------------------------------------------------
1 year                                             3.53                  3.50
------------------------------------------------------------------------------
5 years                                           27.54                 13.35
Annual average                                     4.99                  2.54
------------------------------------------------------------------------------
10 years                                         146.77                 30.90
Annual average                                     9.45                  2.73
------------------------------------------------------------------------------
Annual average
(life of fund)                                     9.01                  3.28
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 5/31/01

                            Class A         Class B         Class M
------------------------------------------------------------------------------
Distributions
(number)                       6               6               6
------------------------------------------------------------------------------
Income                      $0.3840         $0.3600         $0.3780
------------------------------------------------------------------------------
Capital gains                  --              --              --
------------------------------------------------------------------------------
  Total                     $0.3840         $0.3600          $0.3780
------------------------------------------------------------------------------
Share value:               NAV     POP        NAV          NAV     POP
------------------------------------------------------------------------------
11/30/00                 $6.30   $6.61       $6.27       $6.29   $6.50
------------------------------------------------------------------------------
5/31/01                   6.24    6.55        6.20        6.25    6.46
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current
dividend
rate 1                   11.35%  10.81%      10.65%      11.14%  10.77%
------------------------------------------------------------------------------
Current
30-day SEC
yield 2                  10.87   10.34       10.10       10.48   10.23
------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 6/30/01 (most recent calendar quarter)

                                     Class A         Class B         Class M
(inception dates)                   (3/25/86)       (5/16/94)       (12/1/94)
                                   NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                          2.17%  -2.75%   1.47%  -3.33%   2.24%  -1.05%
------------------------------------------------------------------------------
1 year                           -6.19  -10.59   -7.22  -11.36   -6.10   -9.21
------------------------------------------------------------------------------
5 years                           8.34    3.21    4.07    2.78    7.43    3.90
Annual average                    1.61    0.63    0.80    0.55    1.44    0.77
------------------------------------------------------------------------------
10 years                        108.04   98.14   90.84   90.84  103.56   96.98
Annual average                    7.60    7.08    6.68    6.68    7.37    7.01
------------------------------------------------------------------------------
Annual average
(life of fund)                    7.34    6.99    6.38    6.38    7.02    6.79
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Credit Suisse First Boston (CSFB) High Yield Index is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's. It assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.

THE FUND'S PORTFOLIO
May 31, 2001 (Unaudited)


CORPORATE BONDS AND NOTES (84.6%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.4%)
-------------------------------------------------------------------------------------------------------------------
$         3,523,000 AOA Holdings, LLC sr. notes 10 3/8s, 2006                                        $    3,382,080
          4,238,591 Interact Operating Co. notes 14s, 2003 (In default) (NON) (PIK)                             424
            830,000 Lamar Media Corp. company guaranty 9 5/8s, 2006                                         865,275
            510,000 Lamar Media Corp. company guaranty 8 5/8s, 2007                                         521,475
          2,715,000 Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                         2,793,056
                                                                                                      -------------
                                                                                                          7,562,310

Aerospace and Defense (2.2%)
-------------------------------------------------------------------------------------------------------------------
          3,000,000 Alliant Techsystems, Inc. bank term loan Ser. B, FRN,
                    7.438s, 2009 (acquired 4/23/01, cost $3,000,000) (RES)                                3,032,142
            550,000 Argo-Tech Corp. company guaranty Ser. D, 8 5/8s, 2007                                   484,000
          7,000,000 Argo-Tech Corp. 144A company guaranty 8 5/8s, 2007                                    6,160,000
          2,170,000 BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                        2,235,100
          3,330,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                    3,230,100
          4,180,000 BE Aerospace, Inc. 144A sr. sub. notes 8 7/8s, 2011                                   4,200,900
            270,000 Compass Aerospace Corp. company guaranty 10 1/8s, 2005                                   32,400
          5,000,000 Decrane Aircraft Holdings Co. company guaranty Ser. B,
                    12s, 2008                                                                             4,750,000
          4,600,000 L-3 Communications Corp. company guaranty Ser. B, 8s, 2008                            4,605,750
          1,550,000 L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                         1,646,875
          2,020,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                           2,040,200
          2,965,000 Sequa Corp. sr. notes 9s, 2009                                                        3,042,831
          4,760,000 Sequa Corp. 144A sr. notes 8 7/8s, 2008                                               4,867,100
                                                                                                      -------------
                                                                                                         40,327,398

Agriculture (0.5%)
-------------------------------------------------------------------------------------------------------------------
          9,251,395 Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)                           9,343,909

Airlines (0.9%)
-------------------------------------------------------------------------------------------------------------------
          1,740,000 Air Canada Corp. 144A 10 1/4s, 2011 (Canada)                                          1,644,300
          3,225,000 Airbus Industries 144A notes Ser. D, 12.266s, 2020                                    3,417,001
          4,610,000 Calair, LLC 144A company guaranty 8 1/8s, 2008                                        4,437,125
            470,000 Northwest Airlines, Inc. company guaranty 8.52s, 2004                                   466,654
          2,640,000 Northwest Airlines, Inc. company guaranty 7 5/8s, 2005                                2,561,962
            450,000 United AirLines, Inc. deb. 9 1/8s, 2012                                                 441,657
          2,540,000 US Air, Inc. pass-through certificates Ser. 93A3, 10 3/8s, 2013                       2,514,600
                                                                                                      -------------
                                                                                                         15,483,299

Automotive (2.4%)
-------------------------------------------------------------------------------------------------------------------
          4,597,000 Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                 4,528,045
          3,490,000 Collins & Aikman Products, Inc. company guaranty
                    11 1/2s, 2006                                                                         3,350,400
          1,685,000 Dana Corp. notes 6 1/4s, 2004                                                         1,600,750
          1,730,000 Delco Remy Int'l 144A company guaranty 11s, 2009                                      1,799,200
          3,840,000 Dura Operating Corp. company guaranty Ser. B, 9s, 2009                                3,648,000
                  1 Exide Corp. bank term loan FRN 10.438s, 2005
                    (acquired various dates from 2/8/01 to 5/29/01,
                    cost $1.64) (RES)                                                                             1
          1,837,000 Exide Corp. sr. notes 10s, 2005                                                       1,561,450
          1,200,000 Federal Mogul Corp. notes 7 7/8s, 2010                                                  216,000
            930,000 Federal Mogul Corp. notes 7 3/4s, 2006                                                  176,700
          2,095,000 Federal Mogul Corp. notes 7 1/2s, 2009                                                  377,100
          2,585,000 Federal Mogul Corp. notes 7 3/8s, 2006                                                  491,150
          2,090,000 Hayes Wheels International, Inc. company guaranty 11s, 2006                           1,881,000
          3,990,000 Hayes Wheels International, Inc. company guaranty Ser. B,
                    9 1/8s, 2007                                                                          3,271,800
          4,010,000 Hayes Wheels International, Inc. 144A sr. sub. notes 9 1/8s, 2007                     3,288,200
          2,080,000 Lear Corp. company guaranty Ser. B, 8.11s, 2009                                       2,104,731
          3,860,000 Lear Corp. company guaranty Ser. B, 7.96s, 2005                                       3,862,162
          3,690,000 Lear Corp. Structured Notes 8.46s (Issued by STEERS
                    Credit Linked Trust 2000) 2006                                                        3,690,000
          2,400,000 Lear Corp. sub. notes 9 1/2s, 2006                                                    2,503,366
          5,790,000 Oxford Automotive, Inc. company guaranty Ser. D,
                    10 1/8s, 2007                                                                         3,531,900
          2,230,000 Tenneco, Inc. company guaranty 11 5/8s, 2009 (Malaysia)                               1,059,250
                                                                                                      -------------
                                                                                                         42,941,205

Banking (1.7%)
-------------------------------------------------------------------------------------------------------------------
          2,300,000 Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2005                                 2,288,500
          3,025,000 Colonial Capital II 144A company guaranty 8.92s, 2027                                 2,798,872
          1,110,000 CSBI Capital Trust I 144A company guaranty 11.75%, 2007                               1,254,300
          5,380,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                5,234,310
          1,125,000 Hanvit Bank 144A sub. notes 11 3/4s, 2010 (Korea)                                     1,184,063
          2,980,000 Local Financial Corp. sr. notes 11s, 2004                                             2,980,000
            715,000 North Fork Capital Trust I company guaranty 8.7s, 2026                                  680,237
            685,000 Peoples Heritage Capital Trust company guaranty Ser. B,
                    9.06s, 2027                                                                             625,905
          2,950,000 Provident Capital Trust company guaranty 8.6s, 2026                                   2,548,151
          6,470,000 Riggs Capital Trust 144A bonds 8 5/8s, 2026                                           4,329,401
          3,050,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                       3,377,875
          4,655,000 Sovereign Capital Trust company guaranty 9s, 2027                                     3,089,756
          1,610,000 Webster Capital Trust I 144A bonds 9.36s, 2027                                        1,375,053
                                                                                                      -------------
                                                                                                         31,766,423

Beverage (0.2%)
-------------------------------------------------------------------------------------------------------------------
            570,000 Constellation Brands, Inc. company guaranty 8 1/2s, 2009                                575,700
          3,480,000 Constellation Brands, Inc. 144A sr. notes 8s, 2008                                    3,540,900
                                                                                                      -------------
                                                                                                          4,116,600

Broadcasting (4.9%)
-------------------------------------------------------------------------------------------------------------------
          4,845,000 Acme Television company guaranty 10 7/8s, 2004                                        4,578,525
            570,000 Allbritton Communications Co. sr. sub. notes
                    Ser. B, 8 7/8s, 2008                                                                    575,700
            234,062 Australis Media, Ltd. sr. disc. notes 15 3/4s, 2003 (Australia)
                    (In default) (NON) (PIK)                                                                     21
          3,240,000 Benedek Communications Corp. sr. disc. notes
                    13 1/4s, 2006                                                                         1,911,600
            530,000 British Sky Broadcasting PLC company guaranty 8.2s, 2009
                    (United Kingdom)                                                                        525,172
          1,042,000 British Sky Broadcasting PLC company guaranty 7.3s, 2006
                    (United Kingdom)                                                                      1,026,474
          2,620,000 British Sky Broadcasting PLC company guaranty 6 7/8s, 2009
                    (United Kingdom)                                                                      2,402,304
          1,640,000 CD Radio, Inc. sec. notes 14 1/2s, 2009                                                 951,200
          3,150,000 Central European Media Enterprises, Ltd. sr. notes 9 3/8s, 2004
                    (Bermuda) (In default) (NON)                                                          1,102,500
          4,270,000 Chancellor Media Corp. company guaranty 8s, 2008                                      4,408,775
            350,000 Citadel Broadcasting, Inc. company guaranty 9 1/4s, 2008                                390,250
            533,415 Direct Sat 1 144A notes 8 1/4s, 2001                                                    533,415
         16,080,000 Echostar Broadband Corp. sr. notes 10 3/8s, 2007                                     16,482,000
          3,350,000 Echostar DBS Corp. sr. notes 9 3/8s, 2009                                             3,383,500
          1,920,000 Emmis Escrow Corp. 144A sr. disc. notes stepped-coupon
                    zero % (12 1/2s, 3/15/06), 2011 (STP)                                                 1,123,200
          7,360,000 Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                    zero % (10 1/4s, 11/1/02), 2007 (STP)                                                 6,550,400
          3,394,000 Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                     3,478,850
          1,590,000 Fox/Liberty Networks, LLC sr. notes 8 7/8s, 2007                                      1,669,500
          2,585,000 Golden Sky Systems company guaranty Ser. B, 12 3/8s, 2006                             2,481,600
            697,000 Granite Broadcasting Corp. sr. sub. notes 9 3/8s, 2005                                  453,050
          1,140,000 Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                  741,000
            290,000 Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (11 7/8s, 10/15/02), 2007 (STP)                                                          89,900
          2,000,000 LIN Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (10s, 3/1/03), 2008 (STP)                                                             1,570,000
          5,215,000 LIN Television Corp. company guaranty 8 3/8s, 2008                                    5,006,400
          2,740,000 News America, Inc. sr. notes 6 5/8s, 2008                                             2,671,610
            200,000 Pegasus Communications Corp. sr. notes Ser. B, 9 3/4s, 2006                             186,000
            580,000 Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                              587,250
          9,068,539 Quorum Broadcast Holdings, LLC notes stepped-coupon
                    zero % (15s, 5/15/06), 2009 (STP)                                                     3,603,837
          2,900,000 Radio One, Inc. company guaranty Ser. B, 12s, 2004                                    3,066,750
          2,500,000 Radio One, Inc. 144A sr. sub. notes 8 7/8s, 2011                                      2,525,000
          1,850,000 Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                              1,776,000
          1,360,000 Sinclair Broadcast Group, Inc. sr. sub. notes 10s, 2005                               1,373,600
          1,540,000 Sinclair Broadcast Group, Inc. sr. sub. notes 8 3/4s, 2007                            1,463,000
          3,775,000 TV Azteca SA de CV sr. notes 10 1/2s, 2007 (Mexico)                                   3,609,844
          3,290,000 XM Satellite Radio Holdings, Inc. sec. notes 14s, 2010                                2,171,400
          5,540,000 Young Broadcasting, Inc. 144A sr. sub. notes 10s, 2011                                5,512,300
                                                                                                      -------------
                                                                                                         89,981,927

Building Materials (0.9%)
-------------------------------------------------------------------------------------------------------------------
            499,000 American Standard Companies, Inc. company guaranty
                    7 5/8s, 2010                                                                            496,505
          5,085,000 American Standard Companies, Inc. company guaranty
                    7 3/8s, 2005                                                                          5,085,000
          1,210,000 Atrium Companies, Inc. company guaranty Ser. B, 10 1/2s, 2009                         1,052,700
          1,450,000 Building Materials Corp. company guaranty 8s, 2008                                      783,000
          4,190,000 Dayton Superior Corp. company guaranty 13s, 2009                                      4,284,275
          1,940,000 NCI Building Systems, Inc. sr. sub. notes Ser. B, 9 1/4s, 2009                        1,833,300
          1,710,000 Nortek, Inc. sr. notes Ser. B, 8 7/8s, 2008                                           1,641,600
            940,000 Nortek, Inc. 144A sr. notes Ser. B, 9 1/8s, 2007                                        925,900
          1,850,000 Owens Corning bonds 7 1/2s, 2018 (In default) (NON)                                     508,750
          1,000,000 Owens Corning notes 7s, 2009                                                            280,000
                                                                                                      -------------
                                                                                                         16,891,030

Cable Television (5.7%)
-------------------------------------------------------------------------------------------------------------------
          3,670,000 Adelphia Communications Corp. sr. notes 10 7/8s, 2010                                 3,862,675
            820,000 Adelphia Communications Corp. sr. notes 9 3/8s, 2009                                    820,000
          4,589,000 Adelphia Communications Corp. sr. notes 7 7/8s, 2009                                  4,221,880
          1,500,000 Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007                          1,515,000
          1,590,000 Adelphia Communications Corp. sr. notes Ser. B, 7 3/4s, 2009                          1,446,900
          3,000,000 Adelphia Communications Structured Notes 10.9s
                    (Issued by Deutche Bank) 2006                                                         3,015,000
          3,442,000 Century Communications Corp. sr. notes 8 7/8s, 2007                                   3,201,060
          1,450,000 Century Communications Corp. sr. notes 8 3/8s, 2007                                   1,341,250
          5,000,000 Charter Communications Holdings, LLC bank term loan
                    FRN 6.91s, 2008 (acquired 3/16/99, cost $5,000,000) (RES)                             4,968,335
          2,760,000 Charter Communications Holdings, LLC sr. disc. notes
                    stepped-coupon zero % (13 1/2s, 1/15/06), 2011 (STP)                                  1,731,900
          9,630,000 Charter Communications Holdings, LLC sr. notes 11 1/8s, 2011                         10,255,950
            790,000 Charter Communications Holdings, LLC sr. notes 10 3/4s, 2009                            833,450
          8,395,000 Charter Communications Holdings, LLC sr. notes 8 5/8s, 2009                           8,017,225
          7,330,000 Charter Communications Holdings, LLC 144A sr. disc. notes
                    zero % (11 3/4s, 5/15/06), 2011 (STP)                                                 4,324,700
          1,270,000 CSC Holdings, Inc. deb. 7 5/8s, 2018                                                  1,149,782
          3,910,000 CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                         4,144,600
          2,650,000 Diamond Cable Communication Co. sr. disc. notes
                    11 3/4s, 2005 (United Kingdom)                                                        2,226,000
         12,449,000 Diva Systems Corp. sr. disc. notes stepped-coupon Ser. B,
                    zero % (12 5/8s, 3/1/03), 2008 (STP)                                                  1,742,860
          3,760,000 Insight Communications Company, Inc. 144A sr. disc. notes
                    zero %, 2011                                                                          2,180,800
          5,060,000 Insight Midwest LP/Insight Capital, Inc. 144A sr. notes
                    10 1/2s, 2010                                                                         5,490,100
          4,130,000 International Cabletel, Inc. sr. disc. notes 11 1/2s, 2006                            3,427,900
          4,050,000 NTL Communications Corp. sr. notes Ser. B, 11 7/8s, 2010                              3,280,500
         13,555,000 NTL Communications Corp. sr. notes Ser. B, 11 1/2s, 2008                             10,844,000
          4,435,000 NTL Communications Corp. sr. notes stepped-coupon Ser. B,
                    zero % (12 3/8s, 10/1/03), 2008 (STP)                                                 2,350,550
            440,000 RCN Corp. sr. disc. notes stepped-coupon zero %
                    (11 1/8s, 10/15/02), 2007 (STP)                                                         147,400
          2,210,000 RCN Corp. sr. disc. notes stepped-coupon Ser. B, zero %
                    (9.8s, 2/15/03), 2008 (STP)                                                             663,000
          2,620,000 RCN Corp. sr. notes 10 1/8s, 2010                                                     1,296,900
          1,070,000 Rogers Cablesystems, Ltd. deb. 10 1/8s, 2012 (Canada)                                 1,150,250
          8,820,000 Supercanal Holdings S.A. 144A sr. notes 11 1/2s, 2005
                    (Argentina) (In default)(NON)                                                         1,764,000
          2,150,000 TeleWest Communications PLC deb. 11s, 2007
                    (United Kingdom)                                                                      2,064,000
          1,940,000 TeleWest Communications PLC structured notes 10 7/8s
                    (Issued by DLJ International Capital) 2005 (United Kingdom)                           1,844,552
            180,000 TeleWest Communications PLC deb. 9 5/8s, 2006
                    (United Kingdom)                                                                        167,400
            760,000 TeleWest Communications PLC sr. disc. notes stepped-coupon
                    zero % (11 3/8s, 2/1/05), 2010 (United Kingdom) (STP)                                   433,200
          5,120,000 TeleWest Communications PLC sr. disc. notes stepped-coupon
                    zero % (9 1/4s, 4/15/04), 2009 (United Kingdom) (STP)                                 2,843,648
          5,040,000 United Pan-Europe NV sr. disc. notes 12 1/2s, 2009
                    (Netherlands)                                                                         1,260,000
         10,500,000 United Pan-Europe NV sr. disc. notes stepped-coupon zero %
                    (13 3/4s, 2/1/05), 2010 (Netherlands) (STP)                                           2,625,000
          1,630,000 United Pan-Europe NV sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 8/1/04), 2009 (Netherlands) (STP)                                             407,500
            240,000 United Pan-Europe NV sr. notes Ser. B, 10 7/8s, 2007
                    (Netherlands)                                                                           134,400
          2,010,000 United Pan-Europe NV 144A bonds 10 7/8s, 2009
                    (Netherlands)                                                                         1,135,650
                                                                                                      -------------
                                                                                                        104,329,317

Chemicals (3.4%)
-------------------------------------------------------------------------------------------------------------------
          1,855,000 Borden Chemical, Inc. notes 9 1/2s, 2005                                                408,100
          4,165,000 Geo Specialty Chemicals, Inc. sr. sub. notes 10 1/8s, 2008                            3,915,100
          1,360,000 Georgia Gulf Corp. company guaranty 10 3/8s, 2007                                     1,438,200
          4,940,000 Hercules, Inc. 144A company guaranty 11 1/8s, 2007                                    5,014,100
          4,850,000 Huntsman Corp. 144A sr. sub. notes 9.454s, 2007                                       3,249,500
          8,310,000 Huntsman ICI Chemicals, Inc. company guaranty 10 1/8s, 2009                           8,476,200
          3,470,000 IMC Global, Inc. 144A sr. notes 10 7/8s, 2008                                         3,506,262
          1,290,000 ISP Holdings, Inc. sr. notes Ser. B, 9 3/4s, 2002                                     1,257,750
            970,000 ISP Holdings, Inc. sr. notes Ser. B, 9s, 2003                                           921,500
            640,000 Lyondell Petrochemical Co. notes Ser. A, 9 5/8s, 2007                                   667,200
         12,215,000 Lyondell Petrochemical Co. sec. notes Ser. B, 9 7/8s, 2007                           12,734,138
          1,675,000 Lyondell Petrochemical Co. sr. sub. notes 10 7/8s, 2009                               1,737,813
          8,280,000 PCI Chemicals & Pharmaceuticals company guaranty
                    9 1/4s, 2007 (Canada) (In default) (NON)                                              3,063,600
            459,318 Pioneer Americas Acquisition bank term loan FRN 8 1/4s, 2006
                    (acquired 1/12/01, cost $376,641) (RES)                                                 101,050
          6,170,000 Pioneer Americas Acquisition company guaranty 9 1/4s, 2007
                    (In default) (NON)                                                                    1,665,900
          3,855,422 Pioneer Canada bank term loan FRN 8 5/8s, 2006
                    (acquired 1/12/00, cost $3,200,000) (RES)                                             1,272,289
          1,740,000 PMD Group, Inc. 144A sr. sub. notes 11s, 2011                                         1,792,200
          2,490,000 Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                 1,045,800
          2,970,000 Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                             1,217,700
          5,100,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                           4,080,000
          5,280,000 Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                    zero % (13 1/2s, 8/15/01), 2008 (STP)                                                   316,800
          2,720,000 Sterling Chemicals, Inc. company guaranty Ser. B, 12 3/8s, 2006                       2,148,800
          1,770,000 Sterling Chemicals, Inc. sr. sub. notes Ser. A, 11 1/4s, 2007                           389,400
            920,000 Texas Petrochemical Corp. sr. sub. notes Ser. B, 11 1/8s, 2006                          811,900
                                                                                                      -------------
                                                                                                         61,231,302

Commercial and Consumer Services (0.4%)
-------------------------------------------------------------------------------------------------------------------
          5,640,000 Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                        5,837,400
            900,000 Travel Centers of America notes 12 3/4s, 2009                                           918,000
                                                                                                      -------------
                                                                                                          6,755,400

Communications Equipment (--%)
-------------------------------------------------------------------------------------------------------------------
          2,580,000 Telex Communications, Inc. company guaranty 10 1/2s, 2007                               735,300

Components (--%)
-------------------------------------------------------------------------------------------------------------------
            700,000 Seagate Technology, Inc. 144A company guaranty 12 1/2s, 2007
                    (Cayman Islands)                                                                        703,500

Construction (0.5%)
-------------------------------------------------------------------------------------------------------------------
         10,030,000 Better Minerals & Aggregates Co. company guaranty 13s, 2009                           8,425,200
          4,100,000 Morrison Knudsen Corp. 144A sr. notes 11s, 2010 (In default) (NON)                      246,000
                                                                                                      -------------
                                                                                                          8,671,200

Consumer (1.4%)
-------------------------------------------------------------------------------------------------------------------
          7,215,000 Derby Cycle Corp. (The) sr. notes 10s, 2008                                           2,011,181
          3,720,000 Derby Cycle Corp. (The) sr. notes 9 3/8s, 2008                                          338,509
          6,145,000 Home Interiors & Gifts, Inc. company guaranty 10 1/8s, 2008                           2,458,000
          4,640,000 Jostens, Inc. sr. sub. notes 12 3/4s, 2010                                            4,732,800
          9,285,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                          7,590,488
          9,621,092 Sealy Mattress Co. 144A sr. notes 12s, 2008                                           8,177,928
                                                                                                      -------------
                                                                                                         25,308,906

Consumer Finance (0.6%)
-------------------------------------------------------------------------------------------------------------------
          2,115,000 Aames Financial Corp. sr. notes 9 1/8s, 2003                                          1,332,450
          1,880,000 Conseco Finance Trust III, Inc. bonds 8.796s, 2027                                    1,278,400
          3,398,000 Conseco Financial Corp. sr. sub. notes 10 1/4s, 2002                                  3,194,120
          7,245,000 Delta Financial Corp. company guaranty 9 1/2s, 2004                                   2,535,750
          2,320,000 Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008                                 696,000
          2,980,000 Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                          2,384,000
                                                                                                      -------------
                                                                                                         11,420,720

Consumer Goods (1.0%)
-------------------------------------------------------------------------------------------------------------------
          4,400,000 Albecca, Inc. company guaranty 10 3/4s, 2008                                          4,378,000
            350,000 Chattem, Inc. company guaranty Ser. B, 8 7/8s, 2008                                     306,250
             70,000 Elizabeth Arden, Inc. sec. notes Ser. B, 11 3/4s, 2011                                   73,850
          4,220,000 French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                        4,188,350
          6,395,000 Leiner Health Products sr. sub. notes 9 5/8s, 2007                                      503,606
          2,750,000 NBTY, Inc. sr. sub. notes Ser. B, 8 5/8s, 2007                                        2,564,375
          2,600,000 Playtex Products, Inc. 144A company guaranty 9 3/8s, 2011                             2,661,750
            890,000 Revlon Consumer Products sr. notes 9s, 2006                                             685,300
          3,830,000 Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                  1,838,400
                                                                                                      -------------
                                                                                                         17,199,881

Consumer Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,390,000 United Rentals (North America), Inc. 144A company guaranty
                    10 3/4s, 2008                                                                         1,445,600

Consumer Staples (--%)
-------------------------------------------------------------------------------------------------------------------
          1,570,000 Doskcil Manufacturing Co. sr. sub. notes 10 1/8s, 2007
                    (In default) (NON)                                                                      188,400

Containers (1.0%)
-------------------------------------------------------------------------------------------------------------------
          4,146,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                      3,980,160
          1,860,000 Huntsman Packaging Corp. company guaranty 13s, 2010                                   1,339,200
          1,620,000 Owens-Illinois, Inc. deb. 7.8s, 2018                                                  1,134,000
          3,230,000 Owens-Illinois, Inc. sr. notes 7.15s, 2005                                            2,777,800
            845,000 Radnor Holdings, Inc. sr. notes 10s, 2003                                               684,450
          6,470,000 Tekni-Plex, Inc. company guaranty Ser. B, 12 3/4s, 2010                               5,111,300
          1,700,000 U.S. Can Corp. company guaranty Ser. B, 12 3/8s, 2010                                 1,734,000
                                                                                                      -------------
                                                                                                         16,760,910

Electric Utilities (1.5%)
-------------------------------------------------------------------------------------------------------------------
          3,470,000 AES Corp. notes 8 3/4s, 2008                                                          3,435,300
          6,320,000 AES Corp. sr. notes 8 7/8s, 2011                                                      6,355,266
          3,570,000 CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                       3,427,200
          5,327,959 Luannan Energy Co. sec. notes 12 1/2s, 2002 (Cayman Islands)                          2,663,980
          3,214,153 Northeast Utilities notes Ser. A, 8.58s, 2006                                         3,322,341
          1,674,933 Northeast Utilities notes Ser. B, 8.38s, 2005                                         1,755,230
          1,700,000 Pacific Gas & Electric Co. 144A sr. notes 7 3/8s, 2005                                1,190,000
          4,060,000 Southern California Edison Co. notes 8.95s, 2003                                      2,882,600
            445,000 Southern California Edison Co. notes 6 3/8s, 2006                                       293,700
          2,898,538 TNP Enterprises, Inc. bank term loan FRN 7.438s, 2005
                    (acquired 4/4/00, cost $2,898,538) (RES)                                              2,900,350
                                                                                                      -------------
                                                                                                         28,225,967

Electrical Equipment (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,630,000 Edison International notes 6 7/8s, 2004                                               1,352,900

Energy (0.7%)
-------------------------------------------------------------------------------------------------------------------
            830,000 Compagnie Generale de Geophysique SA sr. notes
                    10 5/8s, 2007 (France)                                                                  888,100
          1,210,000 Key Energy Services, Inc. 144A sr. notes 8 3/8s, 2008                                 1,239,101
          1,440,000 Lone Star Technologies, Inc. 144A sr. sub. notes 9s, 2011                             1,454,400
          4,970,000 Parker Drilling Corp. company guaranty Ser. D, 9 3/4s, 2006                           5,181,225
            270,000 Pride International, Inc. sr. notes 10s, 2009                                           300,375
          3,440,000 Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                 3,655,000
                                                                                                      -------------
                                                                                                         12,718,201

Entertainment (1.3%)
-------------------------------------------------------------------------------------------------------------------
            795,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                     707,550
          5,724,826 Carmike Cinemas, Inc. bank term loan FRN 12 1/2s, 2005
                    (acquired various dates from 8/7/00 to 9/5/00,
                    cost $4,328,401) (RES)                                                                5,052,159
          3,810,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 9 5/8s, 2008                                3,276,600
          7,695,000 Premier Parks, Inc. sr. notes 9 3/4s, 2007                                            8,002,800
          3,515,733 Regal Cinemas, Inc. bank term loan FRN Ser. B, 9.22s, 2006
                    (acquired various dates from 9/21/00 to 4/17/01,
                    cost $2,866,099) (RES)                                                                3,172,949
          2,451,816 Regal Cinemas, Inc. bank term loan FRN Ser. C, 8 1/2s, 2006
                    (acquired 9/21/00, cost $1,857,251) (RES)                                             2,212,764
              1,000 Regal Cinemas, Inc. sr. sub. notes 8 7/8s, 2010 (In default) (NON)                          190
          1,600,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005 (In default) (NON)                        160
          4,776,000 United Artists Theatre sr. sub. notes Ser. B, 10.415s, 2007
                    (In default) (NON)                                                                      191,040
         11,416,000 United Artists Theatre sr. sub. notes Ser. B, 9 3/4s, 2008
                    (In default) (NON)                                                                      456,640
                                                                                                      -------------
                                                                                                         23,072,852

Financial (2.5%)
-------------------------------------------------------------------------------------------------------------------
         18,850,000 Advanta Corp. 144A company guaranty Ser. B, 8.99s, 2026                              13,053,625
          1,029,000 AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s, 2004                                       586,530
          3,250,000 AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005                                  1,852,500
            680,000 Comdisco, Inc. notes 7 1/4s, 2001                                                       482,800
            810,000 Comdisco, Inc. notes 5.95s, 2002                                                        477,900
            220,000 Comdisco, Inc. sr. notes 7 1/4s, 2002                                                   127,600
          1,880,000 Conseco Financing Trust II company guaranty 8.7s, 2026                                1,278,400
          1,000,000 Counts Trust 144A Structured Notes Ser. 01-1, 9.71%
                    (Issued by Deutsche Bank AG London) 2006                                              1,000,000
          1,500,000 Counts Trust 144A sec. notes Ser. 01-6, 9.84s, 2006                                   1,500,000
          1,000,000 Counts Trust 144A sec. notes FRN Ser. 2001-5, 8.82s, 2009                             1,000,000
          3,160,000 Finova Capital Corp. notes 7 1/4s, 2004 (In default) (NON)                            2,836,100
          1,190,000 Finova Capital Corp. notes 6 1/4s, 2002 (In default) (NON)                            1,068,025
          1,765,000 Finova Capital Corp. notes 6 1/8s, 2004 (In default) (NON)                            1,584,088
          2,380,000 Finova Capital Corp. sr. notes 7 5/8s, 2009 (In default) (NON)                        2,136,050
          1,160,000 Finova Capital Corp. sr. notes 6 3/4s, 2009 (In default) (NON)                        1,041,100
          2,605,000 Imperial Credit Capital Trust I 144A company guaranty
                    10 1/4s, 2002                                                                         1,563,000
          1,780,000 Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                  1,406,200
          2,080,000 Ocwen Federal Bank sub. deb. 12s, 2005                                                1,986,400
          1,260,000 Ocwen Financial Corp. notes 11 7/8s, 2003                                             1,197,000
          5,155,000 Resource America, Inc. 144A sr. notes 12s, 2004                                       4,923,025
          3,270,000 Superior Financial 144A sr. notes 8.65s, 2003                                         3,287,356
          1,590,000 Willis Corron Corp. 144A sr. sub. notes 9s, 2009                                      1,570,125
                                                                                                      -------------
                                                                                                         45,957,824

Food (1.7%)
-------------------------------------------------------------------------------------------------------------------
          3,300,000 Archibald Candy Corp. company guaranty 10 1/4s, 2004                                  2,145,000
          2,567,419 Aurora Foods, Inc. bank term loan FRN 8.461s, 2010
                    (acquired 3/13/00, cost $2,336,351) (RES)                                             2,477,559
          3,780,000 Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                3,402,000
          2,550,000 Aurora Foods, Inc. 144A sr. sub. notes Ser. D, 9 7/8s, 2007                           2,295,000
            750,000 Chiquita Brands International, Inc. sr. notes 10 1/4s, 2006
                    (In default) (NON)                                                                      491,250
          1,130,000 Chiquita Brands International, Inc. sr. notes 9 5/8s, 2004
                    (In default) (NON)                                                                      740,150
          2,830,000 Del Monte Corp. 144A sr. sub. notes 9 1/4s, 2011                                      2,893,675
          1,100,000 Doane Pet Care Co. sr. sub. deb. 9 3/4s, 2007                                           715,000
          3,365,000 Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                              1,976,938
          3,730,000 Premier International Foods PLC sr. notes 12s, 2009
                    (United Kingdom)                                                                      3,767,300
          3,730,000 RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                  2,536,400
         10,250,000 RAB Holdings, Inc. sr. notes 13s, 2008                                                6,150,000
          5,835,000 Vlasic Foods Intl., Inc. sr. sub. notes Ser. B, 10 1/4s, 2009
                    (In default) (NON)                                                                    1,750,500
                                                                                                      -------------
                                                                                                         31,340,772

Gaming & Lottery (6.5%)
-------------------------------------------------------------------------------------------------------------------
            430,000 Ameristar Casinos, Inc. 144A sr. sub. notes 10 3/4s, 2009                               445,588
          1,670,000 Anchor Gaming company guaranty 9 7/8s, 2008                                           1,786,900
          2,940,000 Argosy Gaming Co. 144A sr. sub. notes 10 3/4s, 2009                                   3,175,200
          4,000,000 Autotote Corp. bank term loan FRN Ser. A, 7.653s, 2007
                    (acquired 5/7/01, cost $3,770,000) (RES)                                              3,800,000
          2,210,000 Autotote Corp. company guaranty Ser. B, 12 1/2s, 2010                                 2,143,700
         15,640,001 Fitzgeralds Gaming Corp. company guaranty Ser. B,
                    12 1/4s, 2004 (In default) (NON)                                                      9,384,001
          1,290,000 Harrah's Entertainment, Inc. company guaranty 7 7/8s, 2005                            1,306,125
          2,690,000 Harrah's Entertainment, Inc. 144A company guaranty 8s, 2011                           2,717,304
          4,153,000 Hollywood Casino Corp. company guaranty 11 1/4s, 2007                                 4,485,240
          3,605,000 Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                            3,514,875
          3,480,000 Horseshoe Gaming Holdings company guaranty 8 5/8s, 2009                               3,532,200
          4,330,000 International Game Technology sr. notes 8 3/8s, 2009                                  4,481,550
          3,955,000 Isle of Capri Black Hawk, LLC 1st mtge. Ser. B, 13s, 2004                             4,310,950
          1,950,000 Isle of Capri Black Hawk, LLC company guaranty 8 3/4s, 2009                           1,784,250
          4,240,000 Mandalay Resort Group sr. sub. notes Ser. B, 10 1/4s, 2007                            4,505,000
          6,170,000 MGM Mirage company guaranty 8 3/8s, 2011                                              6,262,550
          1,150,000 Mohegan Tribal Gaming sr. notes 8 1/8s, 2006                                          1,170,125
          3,860,000 Mohegan Tribal Gaming sr. sub. notes 8 3/4s, 2009                                     3,995,100
            500,000 Park Place Entertainment Corp. sr. sub. notes 9 3/8s, 2007                              525,000
          5,485,000 Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008                            5,718,113
          5,573,722 Penn National Gaming, Inc. bank term loan FRN Ser. B,
                    8.591s, 2006 (acquired 8/7/00, cost $5,573,722) (RES)                                 5,584,173
          2,520,000 Penn National Gaming, Inc. 144A sr. sub. notes 11 1/8s, 2008                          2,633,400
          6,550,000 Pennisula Gaming, LLC bank term loan FRN 12 1/4s, 2006
                    (acquired 1/20/00, cost $6,187,228) (RES)                                             6,435,375
          1,870,000 Riviera Black Hawk, Inc. 1st mtge. 13s, 2005                                          1,870,000
          1,240,000 Station Casinos, Inc. sr. notes 8 3/8s, 2008                                          1,252,400
          2,560,000 Station Casinos, Inc. sr. sub. notes 9 7/8s, 2010                                     2,662,400
          1,710,000 Station Casinos, Inc. 144A sr. notes 8 3/8s, 2008                                     1,727,100
          4,249,000 Trump A.C. 1st mtge. 11 1/4s, 2006                                                    2,804,340
          5,000,000 Trump A.C. company guaranty Ser. B, 11 1/4s, 2006                                     3,300,000
          6,160,000 Trump Castle Funding, Inc. sr. sub. notes 11 3/4s, 2003                               5,051,200
          2,500,000 Trump Castle Funding, Inc. sr. sub. notes 10 1/4s, 2003                               2,531,250
          9,495,000 Trump Castle Funding, Inc. sub. notes 10 1/4s, 2003                                   9,613,688
          3,020,000 Venetian Casino, Inc. company guaranty 12 1/4s, 2004                                  3,216,300
                                                                                                      -------------
                                                                                                        117,725,397

Health Care (2.9%)
-------------------------------------------------------------------------------------------------------------------
          3,005,000 ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                            2,073,450
          1,750,000 Beverly Enterprises, Inc. 144A sr. notes 9 5/8s, 2009                                 1,798,125
          1,825,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                       1,971,000
          1,440,000 DaVita, Inc. 144A company guaranty 9 1/4s, 2011                                       1,494,000
          3,500,000 HCA-The Healthcare Co. deb. 7.19s, 2015                                               3,167,500
          2,760,000 HCA-The Healthcare Co. med. term notes 6.63s, 2045                                    2,748,463
          2,210,000 HCA-The Healthcare Co. notes 8 3/4s, 2010                                             2,353,650
          2,040,000 HCA-The Healthcare Co. notes 8.36s, 2024                                              1,968,600
            190,000 HCA-The Healthcare Co. notes 7s, 2007                                                   184,300
          1,370,000 HCA-The Healthcare Co. sr. notes 7 7/8s, 2011                                         1,371,713
          3,150,000 Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                          2,961,000
             70,000 Lifepoint Hospital Holdings company guaranty Ser. B,
                    10 3/4s, 2009                                                                            77,350
          4,270,000 Magellan Health Services, Inc. sr. sub. notes 9s, 2008                                4,013,800
          3,180,000 Magellan Health Services, Inc. 144A sr. notes 9 3/8s, 2007                            3,227,700
          6,080,000 Mediq, Inc. company guaranty 11s, 2008 (In default) (NON)                                60,800
          7,800,000 Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03), 2009
                    (In default) (NON) (STP)                                                                    780
          8,450,000 Paracelsus Healthcare sr. sub. notes 10s, 2006 (In default) (NON)                     2,619,500
         10,530,000 Tenet Healthcare Corp. sr. notes Ser. B, 7 5/8s, 2008                                10,898,550
          3,460,000 Triad Hospitals Holdings company guaranty Ser. B, 11s, 2009                           3,788,700
          1,000,000 Triad Hospitals, Inc. bank term loan FRN Ser. B, 7.44s, 2008
                    (acquired 4/23/01, cost $1,010,000) (RES)                                             1,006,625
          5,730,000 Triad Hospitals, Inc. 144A sr. notes 8 3/4s, 2009                                     5,873,250
                                                                                                      -------------
                                                                                                         53,658,856

Homebuilding (1.8%)
-------------------------------------------------------------------------------------------------------------------
          2,590,000 Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011                                  2,602,950
          3,340,000 D.R. Horton, Inc. company guaranty 8s, 2009                                           3,239,800
            720,000 Del Webb Corp. sr. sub. deb. 10 1/4s, 2010                                              756,000
          3,670,000 Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                             3,679,175
          3,050,000 K. Hovnanian Enterprises, Inc. company guaranty 10 1/2s, 2007                         3,194,875
          4,180,000 KB Home sr. sub. notes 9 1/2s, 2011                                                   4,242,700
            810,000 Lennar Corp. company guaranty Ser. B, 9.95s, 2010                                       891,000
          2,640,000 Lennar Corp. sr. notes 7 5/8s, 2009                                                   2,640,000
            390,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                            392,925
          3,870,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                             4,024,800
          2,810,000 Standard Pacific Corp. sr. notes 9 1/2s, 2010                                         2,824,050
            920,000 Toll Corp. company guaranty 8 1/8s, 2009                                                908,500
          2,580,000 Toll Corp. sr. sub. notes 8 1/4s, 2011                                                2,554,200
          1,100,000 WCI Communities, Inc. 144A sr. sub. notes 10 5/8s, 2011                               1,155,000
                                                                                                      -------------
                                                                                                         33,105,975

Industrial (0.1%)
-------------------------------------------------------------------------------------------------------------------
          2,530,000 BRL Universal Equipment 144A sec. notes 8 7/8s, 2008                                  2,605,900

Lodging/Tourism (1.5%)
-------------------------------------------------------------------------------------------------------------------
          2,350,000 Felcor Lodging company guaranty 9 1/2s, 2008                                          2,435,916
          2,070,000 Felcor Lodging 144A sr. notes 8 1/2s, 2011                                            2,051,888
          2,270,000 HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                            2,207,575
          3,925,000 HMH Properties, Inc. sr. notes Ser. C, 8.45s, 2008                                    3,925,000
          7,300,000 Host Marriott L.P. sr. notes Ser. E, 8 3/8s, 2006                                     7,300,000
          3,585,000 ITT Corp. notes 6 3/4s, 2005                                                          3,492,794
            690,000 John Q. Hammons Hotels, Inc. 1st mtge. 8 7/8s, 2004                                     676,200
          4,190,000 Meristar Hospitality Corp. 144A sr. notes 9 1/8s, 2011                                4,326,175
                                                                                                      -------------
                                                                                                         26,415,548

Machinery (0.1%)
-------------------------------------------------------------------------------------------------------------------
            840,000 Terex Corp. company guaranty 8 7/8s, 2008                                               806,400
            870,000 Terex Corp. 144A sr. sub. notes 10 3/8s, 2011                                           900,450
                                                                                                      -------------
                                                                                                          1,706,850

Manufacturing (1.4%)
-------------------------------------------------------------------------------------------------------------------
          9,263,000 Blount, Inc. company guaranty 13s, 2009                                               5,465,170
            992,983 Flowserve Corp. bank term loan FRN 9.464s, 2006
                    (acquired 7/27/00, cost $992,983) (RES)                                                 996,086
          5,700,000 Flowserve Corp. company guaranty 12 1/4s, 2010                                        6,156,000
         16,462,890 Grove Investors, LLC notes 14 1/2s, 2010 (PIK)                                          164,629
          7,160,000 Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                    (14s, 8/15/03), 2008 (STP)                                                            3,866,400
          5,195,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                5,143,050
          3,220,000 Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                              2,930,200
                                                                                                      -------------
                                                                                                         24,721,535

Medical Services (0.9%)
-------------------------------------------------------------------------------------------------------------------
          4,390,000 Healthsouth Corp. sr. sub. notes 10 3/4s, 2008                                        4,752,175
          3,040,000 Integrated Health Services, Inc. bank term loan FRN 4.879s,
                    2004 (acquired 5/17/01, cost $1,550,400) (RES)                                        1,576,456
            980,000 Mariner Post-Acute Network, Inc. sr. sub. notes stepped-coupon
                    Ser. B, zero % (10 1/2s, 11/1/02), 2007 (In default) (NON) (STP)                          8,330
         15,935,000 Multicare Cos., Inc. sr. sub. notes 9s, 2007 (In default) (NON)                         637,400
          3,710,000 Omnicare, Inc. 144A sr. sub. notes 8 1/8s, 2011                                       3,821,300
          1,080,000 Service Corp. International debs. 7 7/8s, 2013                                          858,600
            620,000 Service Corp. International notes 7.7s, 2009                                            517,700
          5,580,000 Service Corp. International notes 6s, 2005                                            4,659,300
                                                                                                      -------------
                                                                                                         16,831,261

Medical Technology (0.1%)
-------------------------------------------------------------------------------------------------------------------
          2,310,000 Hanger Orthopedic Group, Inc. sr. sub. notes 11 1/4s, 2009                              900,900

Metals (1.3%)
-------------------------------------------------------------------------------------------------------------------
          6,450,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                          6,288,750
            350,000 AK Steel Corp. sr. notes 9 1/8s, 2006                                                   358,750
          2,755,760 Anker Coal Group, Inc. company guaranty Ser. B, 14 1/4s,
                    2007 (PIK)                                                                            1,184,977
          2,730,000 Armco, Inc. sr. notes 8 7/8s, 2008                                                    2,648,100
          1,110,000 Centaur Mining & Exploration company guaranty 11s, 2007
                    (Australia)                                                                             111,000
          3,485,000 Kaiser Aluminum & Chemical Corp. sr. notes 9 7/8s, 2002                               3,458,863
          2,460,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes 12 3/4s, 2003                         2,214,000
          5,555,000 LTV Corp. (The) company guaranty 11 3/4s, 2009 (In default) (NON)                       277,750
          3,220,000 LTV Corp. (The) 144A company guaranty 8.2s, 2007
                    (In default) (NON)                                                                      193,200
            745,000 Murrin Murrin Holdings Propert, Ltd. sr. notes 9 3/8s, 2007
                    (Australia)                                                                             581,100
          2,055,000 National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                     791,175
          1,670,000 Oregon Steel Mills 1st mtge. 11s, 2003                                                1,569,800
            500,000 P & L Coal Holdings Corp. company guaranty Ser. B,
                    9 5/8s, 2008                                                                            531,250
          3,940,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                           2,600,400
            340,000 Weirton Steel Co. 144A sr. notes 10 3/4s, 2005                                          136,000
          2,390,000 Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007
                    (In default) (NON)                                                                       62,738
          3,090,000 WHX Corp. sr. notes 10 1/2s, 2005                                                     1,266,900
                                                                                                      -------------
                                                                                                         24,274,753

Oil & Gas (3.7%)
-------------------------------------------------------------------------------------------------------------------
          4,460,000 Belco Oil & Gas Corp. sr. sub. notes Ser. B, 8 7/8s, 2007                             4,448,850
          9,270,000 Chesapeake Energy Corp. 144A sr. notes 8 1/8s, 2011                                   9,038,250
          2,280,000 Coda Energy, Inc. company guaranty Ser. B, 10 1/2s, 2006                              2,297,100
          1,540,000 El Paso Energy Partners L.P. 144A company guaranty
                    8 1/2s, 2011                                                                          1,559,250
          1,350,000 Forest Oil Corp. company guaranty 10 1/2s, 2006                                       1,444,500
            260,000 Giant Industries Corp. company guaranty 9s, 2007                                        244,400
            520,000 Gulf Canada Resources, Ltd. sr. sub. notes 9 5/8s, 2005 (Canada)                        534,950
          3,620,000 HS Resources, Inc. company guaranty 9 1/4s, 2006                                      3,819,100
          3,140,000 Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                            3,406,900
          3,880,000 Newfield Exploration Co. sr. notes 7 5/8s, 2011                                       3,841,200
          6,185,000 Nuevo Energy Co. sr. sub. notes Ser. B, 9 1/2s, 2008                                  6,285,506
          1,460,000 Nuevo Energy Co. sr. sub. notes Ser. B, 9 3/8s, 2010                                  1,476,425
          3,685,000 Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                              3,889,223
          3,860,000 Pioneer Natural Resources Co. company guaranty 9 5/8s, 2010                           4,255,650
            650,000 Pioneer Natural Resources Co. company guaranty 6 1/2s, 2008                             620,750
          1,390,000 Pogo Producing Co. 144A sr. sub. notes 8 1/4s, 2011                                   1,416,063
            430,000 Port Arthur Finance Corp. company guaranty 12 1/2s, 2009                                442,900
          1,575,000 Seagull Energy sr. sub. notes 8 5/8s, 2005                                            1,619,006
          1,475,000 Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                    590,000
          2,770,000 Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                          2,952,128
            780,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                        795,600
            410,000 Triton Energy, Ltd. sr. notes 9 1/4s, 2005 (Caymen Islands)                             427,425
          3,370,000 Triton Energy, Ltd. sr. notes 8 7/8s, 2007 (Cayman Islands)                           3,521,650
          5,110,000 Vintage Petroleum, Inc. sr. sub. notes 9 3/4s, 2009                                   5,569,900
          1,690,000 Vintage Petroleum, Inc. 144A sr. sub. notes 7 7/8s, 2011                              1,664,650
          3,475,000 XCL, Ltd. 144A company guaranty 13 1/2s, 2004 (In default) (NON)                      1,042,500
                                                                                                      -------------
                                                                                                         67,203,876

Paper & Forest Products (3.7%)
-------------------------------------------------------------------------------------------------------------------
            840,000 Abitibi-Consolidated Inc. bonds 8.55s, 2010 (Canada)                                    888,754
            740,000 Abitibi-Consolidated Inc. deb. 8.85s, 2030 (Canada)                                     776,068
          8,071,039 Alabama River Newsprint bank term loan FRN 7.204s, 2002
                    (acquired 4/14/98, cost $2,751,441) (RES)                                             7,021,804
          7,215,000 APP China Group Ltd. 144A sr. disc. notes 14s, 2010 (Bermuda)
                    (In default) (NON)                                                                      396,825
         10,115,000 APP Finance II Mauritius, Ltd. bonds stepped-coupon zero %
                    (12s, 2/15/04), 2049 (Indonesia) (In default) (NON) (STP)                               303,450
          3,940,000 Doman Industries, Ltd. sr. notes 8 3/4s, 2004 (Canada)                                2,620,100
          2,090,000 Fibermark, Inc. 144A sr. notes 10 3/4s, 2011                                          2,126,575
          4,840,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                              4,755,300
            660,000 Gaylord Container Corp. sr. notes Ser. B, 9 3/4s, 2007                                  445,500
          1,255,000 Gaylord Container Corp. sr. notes Ser. B, 9 3/8s, 2007                                  865,950
          6,095,000 Gaylord Container Corp. sr. sub. notes 9 7/8s, 2008                                   2,011,350
          3,460,000 Georgia-Pacific Corp. notes 8 1/8s, 2011                                              3,494,877
            425,000 Indah Kiat Financial Mauritius, Ltd. company guaranty 10s, 2007
                    (Indonesia) (In default) (NON)                                                           89,250
          1,000,000 Jefferson Smurfit bank term loan FRN 6.336s, 2007
                    (acquired 4/30/01, cost $1,000,000) (RES)                                               999,861
          4,930,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                    5,262,775
          3,205,000 Pindo Deli Finance Mauritius, Ltd. company guaranty
                    10 3/4s, 2007 (Indonesia) (In default) (NON)                                            512,800
          2,885,000 Repap New Brunswick 11 1/2s, 2004 (Canada)                                            3,274,475
          6,310,000 Riverwood International Corp. company guaranty 10 7/8s, 2008                          6,120,700
          2,935,000 Riverwood International Corp. company guaranty 10 5/8s, 2007                          3,023,050
          1,210,163 Stone Container Corp. bank term loan FRN Ser. G, 8 1/2s, 2006
                    (acquired various dates from 7/17/00 to 5/14/01,
                    cost $1,210,163) (RES)                                                                1,210,466
          3,510,000 Stone Container Corp. 144A company guaranty 11 1/2s, 2006
                    (Canada)                                                                              3,659,175
            640,000 Stone Container Corp. sr. notes 12.58s, 2016                                            665,600
          8,800,000 Stone Container Corp. 144A sr. notes 9 3/4s, 2011                                     9,174,000
          3,230,000 Stone Container Corp. 144A sr. notes 9 1/4s, 2008                                     3,334,975
            220,000 Tembec Industries, Inc. company guaranty 8 5/8s, 2009
                    (Canada)                                                                                227,700
          4,170,000 Tembec Industries, Inc. company guaranty 8 1/2s, 2011
                    (Canada)                                                                              4,315,950
                                                                                                      -------------
                                                                                                         67,577,330

Pharmaceuticals (0.8%)
-------------------------------------------------------------------------------------------------------------------
          6,551,000 ICN Pharmaceuticals, Inc. sr. notes Ser. B, 9 1/4s, 2005                              6,747,530
          3,970,000 ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                 4,049,400
            340,000 ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                   346,800
          3,090,000 PharMerica, Inc company guaranty 8 3/8s, 2008                                         3,020,475
                                                                                                      -------------
                                                                                                         14,164,205

Power Producers (2.1%)
-------------------------------------------------------------------------------------------------------------------
          5,540,000 AES Corp. sr. notes 9 3/8s, 2010                                                      5,700,937
          3,780,000 Calpine Canada Energy Finance company guaranty 8 1/2s, 2008
                    (Canada)                                                                              3,707,057
          1,840,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                 1,918,200
            800,000 Calpine Corp. sr. notes 9 1/4s, 2004                                                    798,000
            540,000 Calpine Corp. sr. notes 8 3/4s, 2007                                                    544,865
          3,930,000 Calpine Corp. sr. notes 8 1/2s, 2011                                                  3,897,499
          1,133,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                  1,095,624
            120,000 Calpine Corp. sr. notes 7 3/4s, 2009                                                    113,775
          2,255,000 Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                   2,471,999
          4,643,000 Midland Funding II Corp. deb. Ser. B, 13 1/4s, 2006                                   5,399,855
          3,560,000 Tiverton/Rumford Power Associates, Ltd. 144A pass-through
                    certificates 9s, 2018                                                                 3,571,250
          9,489,000 York Power Funding 144A notes 12s, 2007 (Cayman Islands)                              9,773,670
                                                                                                      -------------
                                                                                                         38,992,731

Publishing (1.0%)
-------------------------------------------------------------------------------------------------------------------
          2,848,000 Affinity Group Holdings sr. notes 11s, 2007                                           2,221,440
          3,720,000 CanWest Media, Inc. 144A sr. sub. notes 10 5/8s, 2011 (Canada)                        3,794,400
          2,700,000 Garden State Newspapers, Inc. sr. sub. notes 8 5/8s, 2011                             2,592,000
          1,830,000 Hollinger International Publishing, Inc. company guaranty
                    9 1/4s, 2007                                                                          1,884,900
          2,570,000 PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                          2,390,100
          2,780,000 PRIMEDIA, Inc. company guaranty Ser. B, 8 1/2s, 2006                                  2,696,600
          2,400,000 PRIMEDIA, Inc. 144A sr. notes 8 7/8s, 2011                                            2,304,000
                                                                                                      -------------
                                                                                                         17,883,440

Railroads (0.5%)
-------------------------------------------------------------------------------------------------------------------
          3,350,000 Kansas City Southern Railway company guaranty 9 1/2s, 2008                            3,534,250
          4,250,000 Railamerica Transportation Corp. company guaranty
                    12 7/8s, 2010                                                                         4,292,500
          3,680,000 Transportation Manufacturing Operations, Inc.
                    company guaranty 11 1/4s, 2009                                                        1,398,400
                                                                                                      -------------
                                                                                                          9,225,150

Regional Bells (--%)
-------------------------------------------------------------------------------------------------------------------
            795,000 Alaska Communications Systems Corp. company guaranty
                    9 3/8s, 2009                                                                            639,975

Restaurants (0.8%)
-------------------------------------------------------------------------------------------------------------------
            790,000 Domino's, Inc. company guaranty Ser. B, 10 3/8s, 2009                                   813,700
          3,920,000 FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                     940,800
          4,710,000 Sbarro, Inc. company guaranty 11s, 2009                                               4,945,500
          4,050,000 Tricon Global Restaurants, Inc. sr. notes 8 7/8s, 2011                                4,070,250
          3,600,000 Tricon Global Restaurants, Inc. sr. notes 7.65s, 2008                                 3,429,000
          1,240,000 Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                 1,187,300
                                                                                                      -------------
                                                                                                         15,386,550

Retail (2.2%)
-------------------------------------------------------------------------------------------------------------------
          7,673,000 Amazon.com, Inc. sr. sub. notes stepped-coupon zero %
                    (10s, 5/1/03), 2008 (STP)                                                             4,987,450
          1,580,000 Fleming Cos., Inc. company guaranty Ser. B, 10 1/2s, 2004                             1,627,400
          3,470,000 Fleming Cos., Inc. 144A sr. notes 10 1/8s, 2008                                       3,600,125
          1,200,000 Great Atlantic & Pacific Tea Co. notes 7 3/4s, 2007                                     960,000
          1,220,000 Great Atlantic & Pacific Tea Co. sr. notes 7.7s, 2004                                 1,085,800
          5,543,537 Home Interiors & Gifts, Inc. bank term loan FRN 8.95s, 2006
                    (acquired 11/14/00, cost $3,991,346) (RES)                                            4,379,394
            170,000 Iron Age Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (12 1/8s, 5/1/03), 2009 (STP)                                                             8,500
          2,000,000 K mart Corp. med. term notes 9s, 2020                                                 1,572,480
            400,000 K mart Corp. med. term notes 8.19s, 2003                                                385,196
          2,020,000 K mart Corp. notes 9 3/8s, 2006                                                       2,040,200
          1,600,000 K mart Corp. notes 8 3/8s, 2004                                                       1,592,000
          1,400,000 K mart Corp. pass-through certificates Ser. 95K4, 9.35s, 2020                         1,197,000
          1,705,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                                            1,534,500
          1,840,000 ONO Finance PLC 144A sr. notes 14s, 2011 (United Kingdom)                             1,692,800
            140,000 Rite Aid Corp. notes 7 1/8s, 2007                                                       116,900
         12,630,000 Saks, Inc. company guaranty 8 1/4s, 2008                                             11,682,750
          2,500,000 Southland Corp. deb. Ser. A, 4 1/2s, 2004                                             2,100,000
                                                                                                      -------------
                                                                                                         40,562,495

Semiconductor (0.2%)
-------------------------------------------------------------------------------------------------------------------
             90,000 ChipPac Intl., Ltd. company guaranty Ser. B, 12 3/4s, 2009                               85,500
          2,100,000 Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                            2,084,250
          1,430,000 Fairchild Semiconductor Corp. 144A sr. sub. notes 10 1/2s, 2009                       1,433,575
                                                                                                      -------------
                                                                                                          3,603,325

Shipping (0.6%)
-------------------------------------------------------------------------------------------------------------------
          2,090,000 Kitty Hawk, Inc. company guaranty 9.95s, 2004 (In default) (NON)                        564,300
          4,690,000 Navistar International Corp. sr. notes Ser. B, 8s, 2008                               4,361,700
          3,470,000 Navistar International Corp. 144A sr. notes 9 3/8s, 2006                              3,513,375
            610,000 Newport News Shipbuilding, Inc. sr. notes 8 5/8s, 2006                                  645,075
          5,882,257 Pegasus Shipping company guaranty Ser. A, 11 7/8s, 2004
                    (In default) (NON)                                                                    2,345,550
                                                                                                      -------------
                                                                                                         11,430,000

Software (--%)
-------------------------------------------------------------------------------------------------------------------
          4,680,000 Telehub Communications Corp. company guaranty
                    stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                        468

Specialty Printing (0.2%)
-------------------------------------------------------------------------------------------------------------------
          4,276,373 Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                             3,421,098

Technology (0.8%)
-------------------------------------------------------------------------------------------------------------------
            650,000 Flextronics International, Ltd. sr. sub. notes 9 7/8s, 2010
                    (Singapore)                                                                             651,625
          3,060,000 Flextronics International, Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007
                    (Singapore)                                                                           3,029,400
          2,198,000 SCG Holding & Semiconductor Corp. company guaranty
                    12s, 2009                                                                             1,747,410
          3,460,000 Telecommunications Techniques, Inc. company guaranty
                    9 3/4s, 2008                                                                          2,889,100
          4,575,000 Viasystems, Inc. sr. notes Ser. B, 9 3/4s, 2007                                       3,065,250
          2,348,000 Xerox Cap Europe PLC company guaranty 5 7/8s, 2004
                    (United Kingdom)                                                                      1,890,140
          1,880,000 Xerox Credit Corp. sr. notes 6.1s, 2003                                               1,598,000
                                                                                                      -------------
                                                                                                         14,870,925

Technology Services (1.2%)
-------------------------------------------------------------------------------------------------------------------
         13,680,000 Cybernet Internet Services International, Inc. 144A sr. disc.
                    notes stepped-coupon zero % (13s, 8/15/04), 2009
                    (Denmark) (STP)                                                                         410,400
          7,950,000 Equinix, Inc. sr. notes 13s, 2007                                                     4,770,000
          4,580,000 Exodus Communications, Inc. sr. notes 11 5/8s, 2010                                   3,045,700
          4,825,000 Exodus Communications, Inc. sr. notes 10 3/4s, 2009                                   2,991,500
          1,660,000 Exodus Communications, Inc. 144A sr. notes 11 1/4s, 2008                              1,095,600
         12,275,000 Firstworld Communication Corp. sr. disc. notes
                    stepped-coupon zero % (13s, 4/15/03), 2008 (STP)                                        613,750
          3,465,000 Globix Corp. sr. notes 12 1/2s, 2010                                                  1,316,700
          7,270,000 Intira Corp. bonds zero %, 2010
                    (acquired 1/31/00, cost $3,874,256) (RES)                                             1,235,900
          4,400,000 Iron Mountain, Inc. company guaranty 8 5/8s, 2013                                     4,455,000
            175,000 Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011                                         174,563
            495,000 Iron Mountain, Inc. company guaranty 8 1/8s, 2008                                       492,525
          5,630,000 PSINet, Inc. sr. notes 11s, 2009 (In default) (NON)                                     506,700
          3,780,000 PSINet, Inc. sr. notes Ser. B, 10s, 2005 (In default) (NON)                             340,200
                                                                                                      -------------
                                                                                                         21,448,538

Telecommunications (6.7%)
-------------------------------------------------------------------------------------------------------------------
          5,070,000 360Networks, Inc. sr. notes 13s, 2008 (Canada)                                          583,050
            572,509 American Cellular Corp. bank term loan FRN 8.18s, 2008
                    (acquired various dates from 2/29/00 to 5/14/01,
                    cost $572,509) (RES)                                                                    566,233
            495,880 American Cellular Corp. bank term loan FRN 7.93s, 2008
                    (acquired 2/29/00, cost $495,880) (RES)                                                 490,445
          3,900,000 American Cellular Corp. 144A sr. sub. notes 9 1/2s, 2009                              3,822,000
          2,450,000 American Tower Corp. 144A sr. notes 9 3/8s, 2009                                      2,401,000
          1,710,000 Amkor Technologies, Inc. Structured Notes 12.58s
                    (Issued by STEERS Credit Linked Trust 2000) 2005                                      1,692,900
          3,010,000 Amkor Technologies, Inc. Structured Notes 9.95s
                    (Issued by STEERS Credit Linked Trust 2000) 2005                                      2,979,900
          2,590,000 Amkor Technologies, Inc. 144A sr. notes 9 1/4s, 2008                                  2,460,500
            520,000 Arch Communications, Inc. sr. notes 13 3/4s, 2008                                       130,000
            280,000 Arch Communications, Inc. sr. notes 13s, 2007                                            58,800
          2,330,000 Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda)                          2,271,750
          4,965,000 BTI Telecom Corp. sr. notes 10 1/2s, 2007                                               893,700
          3,225,000 Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                  870,750
          3,405,000 Celcaribe S.A. sr. notes stepped-coupon zero %
                    (13 1/2s, 3/15/04), 2004 (Colombia) (STP)                                             2,485,650
          3,320,000 Colo.com, Inc. 144A sr. notes 13 7/8s, 2010                                             464,800
          8,205,000 Covad Communications Group, Inc. sr. disc. notes
                    stepped-coupon Ser. B, zero % (13 1/2s, 3/15/03), 2008 (STP)                            492,300
            220,000 Covad Communications Group, Inc. sr. notes Ser. B, 12s, 2010                             30,800
          5,585,000 Crown Castle International Corp. sr. notes 10 3/4s, 2011                              5,808,400
          2,600,000 Crown Castle International Corp. 144A sr. notes 9 3/8s, 2011                          2,561,000
          1,500,000 Dobson/Sygnet Communications, Inc. sr. notes 12 1/4s, 2008                            1,560,000
          2,580,000 Econophone, Inc. company guaranty 13 1/2s, 2007
                    (In default) (NON)                                                                       51,600
          2,770,000 Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                    (United Kingdom) (In default) (NON)                                                      55,400
          2,030,000 FLAG, Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                      1,908,200
          1,370,000 FLAG Telecom Holdings, Ltd. sr. notes 11 5/8s, 2010 (Bermuda)                         1,130,250
          1,000,000 Global Crossing, Inc. Structured Notes 9.843s
                    (Issued by STEERS Credit Linked Trust 2000) 2005                                        957,500
          1,940,000 Global Crossing Holdings, Ltd. company guaranty 9 1/8s, 2006
                    (Bermuda)                                                                             1,813,900
            340,000 Global Crossing Holdings, Ltd. 144A sr. notes 8.7s, 2007
                    (Bermuda)                                                                               306,000
            250,000 Hermes Europe Railtel sr. notes 11 1/2s, 2007 (Netherlands)                              62,500
            540,000 Hermes Europe Railtel sr. notes 10 3/8s, 2009 (Netherlands)                             135,000
          3,150,000 Level 3 Communication, Inc. sr. disc. notes stepped-coupon
                    zero % (12 7/8s, 3/15/05), 2010 (STP)                                                 1,071,000
          2,310,000 Level 3 Communication, Inc. sr. disc. notes stepped-coupon
                    zero % (10 1/2s, 12/1/03), 2008 (STP)                                                   912,450
            710,000 Level 3 Communication, Inc. sr. notes 11 1/4s, 2010                                     475,700
          4,820,000 Level 3 Communication, Inc. sr. notes 11s, 2008                                       3,253,500
          7,133,000 Level 3 Communication, Inc. sr. notes 9 1/8s, 2008                                    4,422,460
          6,505,000 Maxcom Telecomunicaciones SA de CV company guaranty
                    Ser. B, 13 3/4s, 2007 (Mexico)                                                        2,146,650
          8,560,000 McCaw International, Ltd. sr. disc. notes stepped-coupon
                    zero % (13s, 4/15/02), 2007 (STP)                                                     4,536,800
          1,020,000 Metrocall, Inc. sr. sub. notes 11s, 2008 (In default) (NON)                              51,000
            540,000 Metrocall, Inc. sr. sub. notes 10 3/8s, 2007 (In default) (NON)                          22,950
          1,110,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007 (In default) (NON)                           47,175
          6,163,000 Millicom International Cellular SA sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                    (Luxembourg) (STP)                                                                    5,669,960
          6,420,000 Nextel Communications, Inc. sr. notes 12s, 2008                                       6,227,400
         14,800,000 Nextel Communications, Inc. 144A sr. notes 9 1/2s, 2011                              11,840,000
            227,000 Nextel International, Inc. sr. disc. notes stepped-coupon zero %
                    (12 1/8s, 4/15/03), 2008 (STP)                                                           93,070
          2,360,000 Nextel International, Inc. sr. notes 12 3/4s, 2010                                    1,180,000
          2,930,000 Nextel Partners, Inc. sr. notes 11s, 2010                                             2,490,500
            400,000 Nextel Partners, Inc. sr. notes 11s, 2010                                               340,000
          3,195,000 NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                 1,278,000
          5,180,000 Orbital Imaging Corp. sr. notes Ser. D, 11 5/8s, 2005
                    (In default) (NON)                                                                      582,750
          1,920,000 Orion Network systems, Inc. sr. notes 11 1/4s, 2007                                     844,800
          2,900,000 Pagemart Wireless, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/4s, 2/1/03), 2008 (STP)                                                           101,500
          8,276,000 Pinnacle Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (10s, 3/15/03), 2008 (STP)                                                            4,841,460
          2,290,000 Price Communications Wireless, Inc. 144A sr. notes 9 1/8s, 2006                       2,393,050
          1,010,000 Rhythms Netconnections, Inc. sr. notes Ser. B, 14s, 2010                                 70,700
          2,995,000 Rogers Cablesystems, Ltd. sr. sub. notes 8.8s, 2007 (Canada)                          2,845,250
          1,150,000 Rogers Wireless Communications, Inc. 144A sr. sec. notes
                    9 5/8s, 2011 (Canada)                                                                 1,184,742
          3,010,000 RSL Communications PLC company guaranty 9 1/8s, 2008
                    (United Kingdom) (In default) (NON)                                                      41,388
          1,900,000 RSL Communications PLC 144A company guaranty
                    10 1/2s, 2008 (United Kingdom) (In default) (NON)                                        26,125
          5,057,000 RSL Communications, Ltd. company guaranty 12 1/4s, 2006
                    (United Kingdom) (In default) (NON)                                                      69,534
          1,480,000 Rural Cellular Corp. bank term loan FRN 7.88s, 2008
                    (acquired 4/23/01, cost $1,441,520) (RES)                                             1,443,793
          2,580,000 Rural Cellular Corp. bank term loan FRN Ser. C, 8.13s, 2009
                    (acquired 4/23/01, cost $2,512,920) (RES)                                             2,516,883
          3,360,000 SBA Communications Corp. sr. notes 10 1/4s, 2009                                      3,292,800
          4,290,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/8s, 4/15/04), 2009                                                              2,166,450
          3,405,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon Ser. B,
                    zero % (12 7/8s, 3/15/05), 2010 (STP)                                                 1,566,300
          1,310,000 USA Mobile Communication, Inc. sr. notes 14s, 2004                                      851,500
            900,000 USA Mobile Communication, Inc. sr. notes 9 1/2s, 2004                                   315,000
            205,000 Versatel Telecom NV sr. notes 13 1/4s, 2008 (Netherlands)                               108,650
          1,500,000 Versatel Telecom NV Structured Notes 15.065s
                    (Issued by CRAVE Trust 2000) 2005 (Netherlands)                                         675,000
          1,950,000 Versatel Telecom NV sr. notes 13 1/4s, 2008 (Netherlands)                             1,033,500
         21,290,000 Viatel, Inc. sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 4/15/03), 2008 (STP)                                                        1,916,100
            329,000 Viatel, Inc. sr. notes 11 1/2s, 2009 (In default) (NON)                                  29,610
          1,000,000 Western Wireless Corp. bank term loan FRN 7.345s, 2008
                    (acquired 4/24/00, cost $996,092) (RES)                                                 994,583
          3,470,000 Williams Communications Group, Inc. sr. notes 11.7s, 2010                             1,925,850
          1,730,000 Williams Communications Group, Inc. sr. notes 11.7s, 2008                               986,100
          5,430,000 Williams Communications Group, Inc. sr. notes 10 7/8s, 2009                           2,932,200
            750,000 Williams Communications Group, Inc. sr. notes 10.7s, 2007                               416,250
          4,085,000 World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008 (In default) (NON)                   102,125
                                                                                                      -------------
                                                                                                        121,376,936

Telephone (4.6%)
-------------------------------------------------------------------------------------------------------------------
            800,000 Airgate PCS, Inc. sr. sub. notes stepped-coupon zero %
                    (13 1/2s, 10/1/04), 2009 (STP)                                                          500,000
            530,000 Alamosa Delaware, Inc. 144A sr. notes 12 1/2s, 2011                                     522,050
            710,000 Alamosa PCS Holdings, Inc. company guaranty stepped-coupon
                    zero % (12 7/8s, 2/15/05), 2010 (STP)                                                   376,300
          1,060,000 Allegiance Telecom, Inc. sr. disc. notes stepped-coupon Ser. B,
                    zero % (11 3/4s, 2/15/03), 2008 (STP)                                                   667,800
          3,745,000 Birch Telecommunications, Inc. sr. notes 14s, 2008                                    1,872,500
          1,865,000 CFW Communications Co. sr. notes 13s, 2010                                            1,212,250
            650,000 Colt Telecommunications Group PLC sr. disc. notes
                    stepped-coupon zero % (12s, 12/15/01), 2006
                    (United Kingdom) (STP)                                                                  650,000
          1,625,000 Focal Communications Corp. sr. notes 11 7/8s, 2010                                      650,000
          4,790,000 Horizon PCS, Inc. company guaranty stepped-coupon zero %
                    (14s, 5/1/05), 2010 (STP)                                                             1,916,000
          2,510,000 Hyperion Telecommunications Corp., Inc.
                    sr. sub. notes 12s, 2007                                                              1,054,200
          3,260,000 ICG Holdings, Inc. sr. sub. notes 13 1/2s, 2005 (In default) (NON)                      321,925
          7,660,000 ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                    (9 7/8s, 5/1/03), 2008 (STP)                                                            651,100
          8,570,000 ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                    (10s, 2/15/03), 2008 (In default) (POR)                                                 728,450
          2,520,000 Intermedia Communications, Inc. sr. disc. notes stepped-coupon
                    Ser. B, zero % (12 1/4s, 3/1/04), 2009 (STP)                                          1,839,600
            960,000 Intermedia Communications, Inc. sr. notes Ser. B, 8 1/2s, 2008                          945,600
          4,430,000 Ipcs Inc. sr. disc. notes stepped-coupon zero %
                    (14s, 7/15/05), 2010 (STP)                                                            1,860,600
          9,245,000 KMC Telecommunications Holdings, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/2s, 2/15/03), 2008 (STP)                                  1,201,850
          2,605,000 Leap Wireless International, Inc. company guaranty
                    12 1/2s, 2010                                                                         1,745,350
          5,590,000 Madison River Capital Corp. sr. notes 13 1/4s, 2010                                   3,074,500
            370,000 McLeodUSA, Inc. sr. disc. notes stepped-coupon 10 1/2s
                    (10 1/2s, 3/1/02), 2007 (STP)                                                           244,200
          2,220,000 McLeodUSA, Inc. sr. notes 11 3/8s, 2009                                               1,665,000
          4,080,000 McLeodUSA, Inc. sr. notes 8 1/8s, 2009                                                2,611,200
          2,040,000 Metromedia Fiber Network, Inc. sr. notes 10s, 2009                                    1,142,400
          4,400,000 Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008                            2,464,000
          4,120,000 Microcell Telecommunications sr. disc. notes stepped-coupon
                    Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                    3,378,400
          1,155,000 Netia Holdings BV 144A company guaranty 10 1/4s, 2007
                    (Poland)                                                                                698,775
          5,510,000 Nextlink Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (12 1/8s, 12/1/04), 2009 (STP)                                                 1,212,200
          1,050,000 Nextlink Communications, Inc. sr. notes 10 3/4s, 2009                                   451,500
            700,000 Nextlink Communications, Inc. sr. notes 9 5/8s, 2007                                    301,000
          7,400,000 Startec Global Communications Corp. sr. notes 12s, 2008                                 444,000
          2,650,000 Tele1 Europe B.V. 13s, 2009 (Netherlands)                                             2,279,000
          5,310,000 Telecorp PCS, Inc. company guaranty 10 5/8s, 2010                                     5,217,075
            330,000 Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                        316,800
          4,550,000 Tritel PCS, Inc. 144A sr. sub. notes 10 3/8s, 2011                                    4,368,000
            590,000 Triton PCS, Inc. company guaranty zero %, 2008                                          483,800
          4,320,000 Triton PCS, Inc. 144A sr. sub. notes 9 3/8s, 2011                                     4,287,600
          7,630,000 UbiquiTel Operating Co. company guaranty stepped-coupon
                    zero % (14s, 4/15/05), 2010 (STP)                                                     3,280,900
          5,880,000 US Unwired, Inc. company guaranty stepped-coupon Ser. B,
                    zero % (13 3/8s, 11/1/04), 2009 (STP)                                                 3,263,400
         19,520,000 Voicestream Wireless Corp. sr. notes 10 3/8s, 2009                                   22,448,000
         13,329,000 WinStar Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (14 3/4s, 4/15/05), 2010 (STP)                                                   133,290
          6,376,000 WinStar Communications, Inc. sr. notes 12 3/4s, 2010
                    (In default) (NON)                                                                      159,400
            700,000 WinStar Communications, Inc. sr. notes 12 1/2s, 2008
                    (In default) (NON)                                                                       10,500
          1,430,000 XO Communications, Inc. sr. notes 10 3/4s, 2008                                         614,900
          1,290,000 XO Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (9.45s, 4/15/03), 2008 (STP)                                                     322,500
                                                                                                      -------------
                                                                                                         83,587,915

Textiles (0.9%)
-------------------------------------------------------------------------------------------------------------------
          2,600,000 Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                      1,326,000
          2,825,000 GFSI, Inc. sr. disc. notes stepped-coupon Ser. B, zero %
                    (11 3/8s, 9/15/04), 2009 (STP)                                                          416,688
            775,000 Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004 (In default) (NON)                          232,500
          6,350,000 Levi Strauss & Co. sr. notes 11 5/8s, 2008                                            6,286,500
          1,070,000 Tommy Hilfiger USA, Inc. company guaranty 6 1/2s, 2003                                1,027,200
            170,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2008                                           82,450
          6,970,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                        3,502,425
          3,645,000 William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                          3,398,963
                                                                                                      -------------
                                                                                                         16,272,726

Tobacco (0.2%)
-------------------------------------------------------------------------------------------------------------------
          3,445,000 North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                         3,134,950

Transportation (0.1%)
-------------------------------------------------------------------------------------------------------------------
          2,754,671 Transportation Tech. bank term loan FRN 8.975s, 2007
                    (acquired 2/29/00, cost $2,754,671) (RES)                                             1,790,536

Utilities (0.1%)
-------------------------------------------------------------------------------------------------------------------
          8,845,000 Cathay International, Ltd. 144A sr. notes 13s, 2008 (China)                           2,653,500

Waste Management (1.3%)
-------------------------------------------------------------------------------------------------------------------
         15,940,000 Allied Waste Industries, Inc. company guaranty Ser. B, 10s, 2009                     16,477,975
            290,000 Allied Waste Industries, Inc. company guaranty Ser. B,
                    7 7/8s, 2009                                                                            283,838
          1,750,000 Allied Waste Industries, Inc. company guaranty Ser. B,
                    7 5/8s, 2006                                                                          1,732,500
          2,000,000 Allied Waste Industries, Inc. company guaranty Ser. B,
                    7 3/8s, 2004                                                                          1,977,500
          2,145,000 Allied Waste Industries, Inc. deb. 7.4s, 2035                                         1,721,363
          1,530,000 Allied Waste Industries, Inc. 144A company guaranty
                    8 7/8s, 2008                                                                          1,577,813
                                                                                                      -------------
                                                                                                         23,770,989

Water Utilities (0.3%)
-------------------------------------------------------------------------------------------------------------------
          1,870,000 Azurix Corp. sr. notes Ser. B, 10 3/4s, 2010                                          1,921,425
          3,640,000 Azurix Corp. sr. notes Ser. B, 10 3/8s, 2007                                          3,676,400
                                                                                                      -------------
                                                                                                          5,597,825
                                                                                                      -------------
                    Total Corporate Bonds and Notes (cost $1,928,957,696)                            $1,542,375,511


PREFERRED STOCKS (5.3%) (a)
NUMBER OF SHARES                                                                                              VALUE
Aerospace and Defense  (--%)
-------------------------------------------------------------------------------------------------------------------
             10,000 Decrane Aircraft Holdings Co. $16.00 pfd. (PIK)                                  $    1,000,000

Banking (0.4%)
-------------------------------------------------------------------------------------------------------------------
            137,205 Chevy Chase Capital Corp. Ser. A, $5.188 pfd. (PIK)                                   7,546,275
             13,020 Chevy Chase Savings Bank, Inc. $3.25 pfd.                                               338,520
                                                                                                      -------------
                                                                                                          7,884,795

Broadcasting (1.1%)
-------------------------------------------------------------------------------------------------------------------
              3,149 Benedek Communications Corp. 11.50% pfd. (PIK)                                          755,760
             29,130 Citadel Broadcasting, Inc. 144A $13.25 cum. pfd. (PIK)                                3,488,318
              9,166 Granite Broadcasting Corp. 144A 12.75% pfd. (PIK)                                     1,604,050
              1,444 Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                   13,501,400
                                                                                                      -------------
                                                                                                         19,349,528

Cable Television (1.1%)
-------------------------------------------------------------------------------------------------------------------
            154,967 CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                   17,046,370
            232,990 Diva Systems Corp. Ser. C, $6.00 cum. pfd.                                              815,465
            538,000 Diva Systems Corp. Ser D, zero % pfd.                                                 1,883,000
                                                                                                      -------------
                                                                                                         19,744,835

Consumer Cyclicals (0.2%)
-------------------------------------------------------------------------------------------------------------------
            109,200 Doane Products Co. $7.125 pfd.                                                        3,276,000

Electric Utilities (--%)
-------------------------------------------------------------------------------------------------------------------
             38,222 Public Service Co. of New Hampshire $2.65 1st mtge. pfd                                 764,440

Financial (0.7%)
-------------------------------------------------------------------------------------------------------------------
            157,464 Avecia Group PLC $4.00 pfd. (United Kingdom) (PIK)                                    4,408,992
            251,025 California Federal Bancorp, Inc. Ser. A, $2.281 pfd.                                  6,363,484
              3,050 First Republic 144A 10.50% pfd.                                                       2,714,500
                                                                                                      -------------
                                                                                                         13,486,976

Insurance (0.3%)
-------------------------------------------------------------------------------------------------------------------
            203,459 CGA Group, Ltd. 144A Ser. A, zero % pfd. (PIK)                                        5,086,482

Manufacturing (0.2%)
-------------------------------------------------------------------------------------------------------------------
            150,300 Brand Scaffold Services, Inc. 144A $3.625 pfd.                                        4,208,400

Publishing (--%)
-------------------------------------------------------------------------------------------------------------------
              3,700 PRIMEDIA, Inc. Ser. F, $9.20 cum. pfd.                                                  301,550

Restaurants (0.1%)
-------------------------------------------------------------------------------------------------------------------
            163,149 AmeriKing, Inc. $3.25 cum. pfd. (PIK)                                                   163,149

Telecommunications (1.2%)
-------------------------------------------------------------------------------------------------------------------
              5,706 Dobson Communications Corp. 144A 12.25% pfd. (PIK)                                    5,363,640
             10,559 ICG Holdings, Inc. 14.25% pfd. (Canada) (In default) (NON)                                  106
              5,396 ICG Holdings, Inc. 144A 14.00% pfd. (Canada) (In default) (NON) (PIK)                        54
              7,415 Intermedia Communications, Inc. Ser. B, 13.50% pfd. (PIK)                             7,489,150
              1,510 Nextel Communications, Inc. Ser. D, 13.00% cum. pfd. (PIK)                            1,026,800
              4,651 Nextel Communications, Inc. 144A Ser. E, 11.125% pfd. (PIK)                           2,790,600
              4,964 Rural Cellular Corp. 12.25% pfd. (PIK)                                                4,070,480
              5,866 XO Communications, Inc. Ser. B, 13.50% pfd.                                             703,920
                                                                                                      -------------
                                                                                                         21,444,750
                                                                                                      -------------
                    Total Preferred Stocks (cost $136,039,497)                                       $   96,710,905


CONVERTIBLE BONDS AND NOTES (1.5%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$        10,990,000 Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                   $    4,890,550
          1,200,000 Hexcel Corp. cv. sub. notes 7s, 2003                                                  1,167,000
         12,000,000 Micron Technology, Inc. cv. 6 1/2s, 2005                                             10,440,000
          3,300,000 Nextel Communications, Inc. cv. sr. notes 5 1/4s, 2010                                2,029,500
          1,530,000 Rogers Communications cv. deb. 2s, 2005 (Canada)                                      1,155,150
          1,090,000 Spectrasite Holdings, Inc. cv. sr. notes 6 3/4s, 2010                                   771,557
          4,370,000 Telewest Finance Corp. cv. sub. notes 6s, 2005 (United Kingdom)                       3,485,075
            770,000 Telewest Financial 144A cv. company guaranty 6s, 2005
                    (United Kingdom)                                                                        614,075
          3,870,000 Total Renal Care Holdings, Inc. 144A cv. 7s, 2009                                     3,608,775
                                                                                                      -------------
                    Total Convertible Bonds and Notes (cost $31,041,598)                             $   28,161,682


FOREIGN GOVERNMENT BONDS AND NOTES (1.3%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$         1,535,000 Argentina (Republic of) unsub. 9 3/4s, 2027                                      $    1,059,150
          2,885,000 Brazil (Federal Republic of) bonds 12 1/4s, 2030                                      2,412,726
          2,140,000 Colombia (Republic of) bank guaranty 9 3/4s, 2011                                     2,145,350
          4,380,000 Philippines (Republic of) notes 10 5/8s, 2025                                         3,931,050
          3,850,000 Russia (Federation of) 144A bonds 12 3/4s, 2028                                       3,619,000
          3,220,000 Russia (Federation of) unsub. 8 1/4s, 2010                                            2,334,500
         19,315,000 Russia (Federation of) unsub. stepped-coupon 5%
                    (7 1/2s, 3/31/07), 2030 (Russia) (STP)                                                8,427,135
            510,000 Turkey (Republic of) bonds 11 3/4s, 2010                                                455,175
                                                                                                      -------------
                    Total Foreign Government Bonds and Notes
                    (cost $24,254,579)                                                               $   24,384,086


COMMON STOCKS (1.2%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                  1 Advanced Radio Telecom Corp. (NON)                                               $            1
              3,685 AmeriKing, Inc. (NON)                                                                     3,685
            389,412 Arch Wireless, Inc. (NON)                                                               107,088
            132,122 Aurora Foods, Inc. (NON)                                                                700,247
          1,036,363 Capstar Broadcasting 144A (NON)                                                       4,135,088
             37,500 Contour Energy Co. (NON)                                                                103,125
            117,723 Intira Corp. (NON)                                                                           12
             25,644 MGC Communications, Inc.                                                                 45,390
              1,730 Premium Holdings (L.P.) 144A (NON)                                                       28,107
              7,071 PSF Holdings, LLC Class A (NON) (AFF)                                                11,491,773
                798 Quorum Broadcast Holdings, Inc. Class E (NON)                                           798,078
                194 RCN Corp. (NON)                                                                           1,075
              2,570 RCN Corp. 144A (NON)                                                                         26
              4,263 RSL Communications, Ltd. Class A (NON)                                                      256
            458,377 Safety Components International, Inc. (NON) (AFF)                                     2,108,534
             85,200 Specialty Foods Acquisition Corp. (NON)                                                     852
             18,495 Vast Solutions, Inc. Class B1 (NON)                                                      55,485
             18,495 Vast Solutions, Inc. Class B2 (NON)                                                      55,485
             18,495 Vast Solutions, Inc. Class B3 (NON)                                                      55,484
             17,000 Wayland Investment Fund II
                    (acquired 2/02/01, cost $1,700,000) (RES) (NON)                                       1,700,000
                                                                                                      -------------
                    Total Common Stocks (cost $41,156,980)                                           $   21,389,791

BRADY BONDS (0.8%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           307,200 Argentina (Republic of) debs. FRB 7 5/8s, 2005                                   $      266,895
          9,875,908 Brazil (Federal Republic of) bonds FRB, 8s, 2014 (POR)                                7,271,631
          4,685,000 Brazil (Federal Republic of) govt. guaranty FRB 6.938s, 2012                          3,273,878
          2,125,000 Peru (Republic of) FLIRB 3 3/4s, 2017                                                 1,179,375
          1,835,000 Venezuela (Republic of) bonds 9 1/4s, 2027                                            1,261,563
          2,499,975 Venezuela (Republic of) deb. Ser. DL, 6.762s, 2007                                    2,106,229
                                                                                                      -------------
                    Total Brady Bonds (cost $16,201,307)                                             $   15,359,571


CONVERTIBLE PREFERRED STOCKS (0.5%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              1,428 Anker Coal Group, Inc. 14.25% cv. pfd.                                           $        7,140
            311,678 Earthwatch, Inc. Ser. C, 8.50% cv. pfd. (PIK)                                             3,117
             18,300 Global Crossing, Ltd. 7.00% cum. cv. pfd. (Bermuda)                                   2,250,900
             12,800 Global Crossing, Ltd. 144A 7.00% cum. cv. pfd. (Bermuda)                              1,574,400
              6,490 Interact Systems, Inc. 144A 14.00% cv. pfd.                                                  65
             40,800 LTV Corp. (The) 144A $4.125 cv. pfd.                                                     40,800
                524 Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)                                 4,925,600
             46,125 Penisula Gaming Partners 144A $7.14 cv. pfd.                                            276,751
             64,360 PSINet, Inc. 144A $3.50 cv. pfd.                                                         96,540
                618 World Access, Inc. 144A Ser. D, zero % cv. pfd.                                          12,352
              8,740 XCL, Ltd. 144A Ser. A, $9.50 cum. cv. pfd. (PIK)                                          4,370
                                                                                                      -------------
                    Total Convertible Preferred Stocks (cost $19,416,605)                            $    9,192,035


UNITS (0.3%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
             19,680 Australis Media, Ltd. units 15 3/4s, 2003 (Australia)
                    (In default) (NON)                                                               $        1,968
          9,862,353 Contifinancial Corp. Liquidating Trust units 8 1/8s, 2031                               986,235
              2,660 IWO Holdings, Inc. 144A units 14s, 2011                                               2,553,600
              7,555 XCL, Ltd. 144A units 13 1/2s, 2004 (In default) (NON)                                 2,266,500
             44,189 XCL, Ltd. 144A units cv. cum. pfd. zero % (In default) (NON) (PIK)                       22,095
                                                                                                      -------------
                    Total Units (cost $44,080,375)                                                   $    5,830,398


WARRANTS (0.3%) (a) (NON)                                                               EXPIRATION
NUMBER OF WARRANTS                                                                            DATE            VALUE
-------------------------------------------------------------------------------------------------------------------
                256 Anker Coal Group, Inc. 144A                                           10/28/09   $            3
              7,215 Asia Plup & Paper Co., Ltd. 144A                                      3/15/05                72
              7,660 Bestel SA de CV (Mexico)                                              5/15/05           919,200
              4,500 Birch Telecommunications, Inc. 144A (PIK)                             6/15/08               450
             35,457 CellNet Data Systems, Inc.                                            10/1/07                35
            130,000 CGA Group, Ltd. 144A                                                  2/11/07             1,300
              3,320 Colo.com, Inc. 144A                                                   3/15/10                33
              4,190 Dayton Superior Corp.                                                 6/15/09            83,800
              1,440 Decrane Aircraft Holdings Co.                                         9/30/08                 1
             75,583 Delta Financial Corp. (Canada)                                        12/21/10          244,479
             76,797 Delta Financial Corp.                                                 12/21/10                8
              5,100 Destia Communications 144A                                            7/15/07               128
              9,175 Diva Systems Corp.                                                    5/15/06         2,293,750
             37,346 Diva Systems Corp. 144A                                               3/1/08            186,730
              6,250 Globalstar Telecommunications                                         2/15/04                63
              4,790 Horizon PCS., Inc.                                                    10/1/01            95,800
            122,350 ICG Communications, Inc.                                              10/15/05            1,224
              7,160 Insilco Holding Co.                                                   8/15/08           286,400
              6,490 Interact Systems, Inc.                                                8/1/03                 65
              6,490 Interact Systems, Inc. 144A                                           12/15/09               65
              3,670 International Wireless Communications
                    Holdings, Inc. 144A                                                   8/15/01                 4
            707,510 Intira Corp. Class B                                                  9/29/10                71
              4,430 Ipcs Inc. 144A                                                        7/15/10           132,900
              4,640 Jostens, Inc.                                                         5/1/10             92,800
             30,260 KMC Telecommunications Holdings, Inc. 144A                            4/15/08               303
             29,100 Knology Holdings                                                      10/22/07            3,638
              2,582 Leap Wireless International, Inc. 144A                                4/15/10               646
              6,505 Maxcom Telecomunicaciones SA
                    de CV 144A (Mexico)                                                   4/1/07                 65
              8,310 McCaw International, Ltd.                                             4/15/07           166,200
              7,800 Mediq, Inc. 144A                                                      6/1/09                 78
              3,025 Metronet Communications 144A                                          8/15/07           151,250
              2,765 Ntelos, Inc.                                                          8/15/10             2,765
              8,890 Orion Network Systems                                                 1/15/07             1,111
             33,580 Pagemart, Inc. 144A                                                   12/31/03              336
             12,800 Paxson Communications Corp. 144A                                      6/30/03            51,200
              1,860 Pliant Corp. 144A                                                     6/1/10              1,860
              4,250 Railamerica Transportation Corp.                                      8/15/10           127,500
             13,030 Raintree Resort 144A                                                  12/1/04               130
              7,760 Startec Global Communications Corp.                                   5/15/08               388
              2,365 Sterling Chemicals Holdings                                           8/15/08             2,199
              4,680 Telehub Communications Corp. 144A                                     7/31/05                47
              2,700 Travel Centers of America                                             5/1/09                 27
              7,630 Ubiquitel, Inc. 144A                                                  4/15/10            19,075
             23,545 UIH Australia/Pacific, Inc. 144A                                      5/15/06            23,545
             79,200 USN Communications Inc.                                               8/15/04                79
              7,320 Veraldo Holdings, Inc. 144A                                           4/15/08             3,660
                150 Versatel Telecom N.V.                                                 5/15/08             5,100
              4,870 WAM!NET, Inc.                                                         3/1/05                 49
            668,230 Wright Medical Technology, Inc. 144A                                  6/30/03                 1
              5,020 XM Satellite Radio Holdings, Inc. 144A                                3/15/10             5,020
            125,000 ZSC Specialty Chemicals PLC 144A                                      6/30/11           203,125
            125,000 ZSC Specialty Chemicals PLC 144A                                      6/30/11            78,125
                                                                                                      -------------
                    Total Warrants (cost $14,082,394)                                                $    5,186,903


PURCHASED OPTIONS OUTSTANDING (--%) (a) (cost $39,680)
                                                                                        EXPIRATION DATE/
CONTRACT AMOUNT                                                                         STRIKE PRICE          VALUE
-------------------------------------------------------------------------------------------------------------------
$           992,000 Argentina (Republic of) FRB option
                    (Lehman Brothers Special Financing, Inc.)                             AUG 01/88. $       42,458


SHORT-TERM INVESTMENTS (1.9%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           150,000 U.S. Treasury bills zero %, September 13, 2001 (SEG)                             $      147,918
         34,957,000 Interest in $400,000,000 joint repurchase agreement dated
                    May 31, 2001 with Goldman Sachs & Co. due June 1, 2001
                    with respect to various U.S. Government obligations --
                    maturity value of $34,961,030, for an effective yield of 4.15%                       34,957,000
                                                                                                      -------------
                    Total Short-term Investments (cost $35,105,195)                                  $   35,104,918
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $2,290,375,906) (b)                                      $1,783,738,258
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,822,698,507.

  (b) The aggregate identified cost on a tax basis is $2,301,707,846, resulting in gross unrealized appreciation and depreciation of $44,027,050 and $561,996,638, respectively, or net unrealized depreciation of $517,969,588.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(POR) A portion of the income will be received in additional securities.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at May 31, 2001 was $68,938,211 or 3.8% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(AFF) Affiliated Companies (Note 5).

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at May 31, 2001.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate
      Notes (FRN) are the current interest rates shown at May 31, 2001, which are subject to change based on the terms of the security.

------------------------------------------------------------------------------
Futures Contracts Outstanding at May 31, 2001
                                    Aggregate Face  Expiration      Unrealized
                       Total Value           Value        Date    Appreciation
------------------------------------------------------------------------------
U.S. Agency Note
10yr. (Long)            $4,331,250      $4,330,753      Sep-01         $   497
U.S. Treasury Note
10yr. (Long)             4,009,688       3,980,977      Sep-01          28,711
U.S. Treasury Note
5yr. (Long)              3,617,031       3,603,102      Sep-01          13,929
------------------------------------------------------------------------------
                                                                       $43,137
------------------------------------------------------------------------------
Written Put Options on Foreign Currency Outstanding at May 31, 2001
(Premiums received $39,680)
------------------------------------------------------------------------------
Contract                                       Expiration Date/         Market
Amount                                            Strike Price           Value
------------------------------------------------------------------------------
$1,984,000   Argentina (Republic of) FRB option
             (Lehman Brothers Special Financing,
             Inc.) (Call)                          AUG 01/82.7         $37,101
------------------------------------------------------------------------------
Swap Contracts Outstanding at May 31, 2001
                                          Notional Termination      Unrealized
                                            Amount        Date    Appreciation
------------------------------------------------------------------------------
Agreement with Merrill Lynch Capital
Services dated October 18, 2000 to
receive semi-annually the notional
amount multiplied by 11.305%, and pay
quarterly the notional amount
multiplied by USD Three Month LIBOR.   $ 1,000,000     Aprl-05      $   79,616

Agreement with Merrill Lynch Capital
Services dated October 27, 2000 to
receive semi-annually the notional
amount multiplied by 6.74%, and pay
quarterly the notional amount
multiplied by USD Three Month LIBOR.    35,900,000      Oct-01       1,702,560
------------------------------------------------------------------------------
                                                                    $1,782,176
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
May 31, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,290,375,906) (Note 1)                                    $1,783,738,258
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                        43,315,106
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            7,616,296
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   22,052,853
-------------------------------------------------------------------------------------------
Receivable for variation margin (Note 1)                                             88,859
-------------------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                                       1,782,176
-------------------------------------------------------------------------------------------
Total assets                                                                  1,858,593,548

Liabilities
-------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                  2,767,725
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              956,569
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 22,179,185
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        6,671,354
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      2,758,818
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          239,192
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                       128,123
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          4,304
-------------------------------------------------------------------------------------------
Written options outstanding at value (premiums received $39,680) (Note 3)            37,101
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              152,670
-------------------------------------------------------------------------------------------
Total liabilities                                                                35,895,041
-------------------------------------------------------------------------------------------
Net assets                                                                   $1,822,698,507

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $3,084,971,809
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                       (16,726,361)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                         (740,737,185)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                   (504,809,756)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $1,822,698,507

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($613,845,697 divided by 98,369,884 shares)                                           $6.24
-------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $6.24)*                                $6.55
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($446,232,096 divided by 71,986,509 shares)**                                         $6.20
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($752,244,713 divided by 120,320,413 shares)                                          $6.25
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $6.25)*                                $6.46
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($10,376,001 divided by 1,652,368 shares)                                             $6.28
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS
Six months ended May 31, 2001 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                      $  99,757,227
-------------------------------------------------------------------------------------------
Dividends                                                                         7,691,923
-------------------------------------------------------------------------------------------
Total investment income                                                         107,449,150

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  5,345,571
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      857,888
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    14,304
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     12,257
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                               792,850
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             2,351,311
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                             1,684,072
-------------------------------------------------------------------------------------------
Other                                                                               587,790
-------------------------------------------------------------------------------------------
Total expenses                                                                   11,646,043
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (188,559)
-------------------------------------------------------------------------------------------
Net expenses                                                                     11,457,484
-------------------------------------------------------------------------------------------
Net investment income                                                            95,991,666
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                               (162,823,547)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                    (105,435)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                          (4,402)
-------------------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                                      1,702,277
-------------------------------------------------------------------------------------------
Net unrealized depreciation of  assets and liabilities
in foreign currencies during the period                                            (245,288)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures contracts,
written options, and swap contracts during period                               147,309,385
-------------------------------------------------------------------------------------------
Net loss on investments                                                         (14,167,010)
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                          $  81,824,656
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                           May 31      November 30
                                                                             2001*            2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                              $   95,991,666   $  229,069,100
--------------------------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                        (161,231,107)    (225,436,581)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                      147,064,097     (160,864,521)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                        81,824,656     (157,232,002)
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
From net investment income
   Class A                                                            (38,186,497)     (88,113,572)
--------------------------------------------------------------------------------------------------
   Class B                                                            (26,746,630)     (66,302,310)
--------------------------------------------------------------------------------------------------
   Class M                                                            (39,564,809)     (73,563,372)
--------------------------------------------------------------------------------------------------
   Class Y                                                               (566,358)      (1,089,846)
--------------------------------------------------------------------------------------------------
In excess of net investment income
   Class A                                                                     --       (1,991,415)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --       (1,498,469)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --       (1,662,573)
--------------------------------------------------------------------------------------------------
   Class Y                                                                     --          (24,631)
--------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)          196,700,626     (541,761,649)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               173,460,988     (933,239,839)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 1,649,237,519    2,582,477,358
--------------------------------------------------------------------------------------------------
End of period (including distributions in excess
of net investment income of $16,726,361
and $7,653,733, respectively)                                      $1,822,698,507   $1,649,237,519
--------------------------------------------------------------------------------------------------

* Unaudited

The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                  Six months
                                       ended
Per-share                             May 31
operating performance            (Unaudited)                           Year ended November 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.30        $7.72        $8.35        $9.96        $9.65        $9.52
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .35(c)       .81(c)       .80(c)       .95(c)       .90          .89
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.03)       (1.41)        (.57)       (1.61)         .32          .14
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .32         (.60)         .23         (.66)        1.22         1.03
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.38)        (.81)        (.80)        (.94)        (.89)        (.90)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --         (.01)        (.03)        (.01)        (.02)          --(d)
------------------------------------------------------------------------------------------------------------------
Return of capital                         --           --         (.03)          --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.38)        (.82)        (.86)        (.95)        (.91)        (.90)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.24        $6.30        $7.72        $8.35        $9.96        $9.65
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  5.16*       (8.69)        2.89        (7.39)       13.30        11.38
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $613,846     $625,449     $956,094   $1,261,785   $1,436,699   $1,071,702
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .50*         .95          .95          .92          .97         1.09
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.50*       10.96         9.99         9.81         9.17         9.24
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 45.78*       68.37        49.29        89.53        67.62        74.47
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Distributions in excess of net investment income were less than $0.01 per share.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                  Six months
                                       ended
Per-share                             May 31
operating performance            (Unaudited)                           Year ended November 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.27        $7.68        $8.32        $9.92        $9.61        $9.49
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .33(c)       .75(c)       .74(c)       .87(c)       .83          .82
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.04)       (1.39)        (.58)       (1.59)         .32          .13
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .29         (.64)         .16         (.72)        1.15          .95
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.36)        (.75)        (.74)        (.87)        (.82)        (.83)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --         (.02)        (.03)        (.01)        (.02)          --(d)
------------------------------------------------------------------------------------------------------------------
Return of capital                         --           --         (.03)          --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.36)        (.77)        (.80)        (.88)        (.84)        (.83)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.20        $6.27        $7.68        $8.32        $9.92        $9.61
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  4.63*       (9.29)        1.98        (7.99)       12.52        10.52
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $446,232     $482,280     $791,036   $1,052,251   $1,143,329     $623,097
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .88*        1.70         1.70         1.67         1.72         1.84
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.13*       10.20         9.24         9.06         8.41         8.50
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 45.78*       68.37        49.29        89.53        67.62        74.47
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Distributions in excess of net investment income were less than $0.01 per share.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                  Six months
                                       ended
Per-share                             May 31
operating performance            (Unaudited)                           Year ended November 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.29        $7.71        $8.34        $9.95        $9.64        $9.51
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .34(c)       .79(c)       .79(c)       .92(c)       .87          .87
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                --        (1.40)        (.57)       (1.61)         .33          .14
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .34         (.61)         .22         (.69)        1.20         1.01
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.38)        (.79)        (.79)        (.91)        (.87)        (.88)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --         (.02)        (.03)        (.01)        (.02)          --(d)
------------------------------------------------------------------------------------------------------------------
Return of capital                         --           --         (.03)          --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.38)        (.81)        (.85)        (.92)        (.89)        (.88)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.25        $6.29        $7.71        $8.34        $9.95        $9.64
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  5.40*       (8.92)        2.66        (7.64)       13.05        11.15
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $752,245     $534,387     $826,257     $949,346   $2,071,302     $464,506
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .63*        1.20         1.20         1.17         1.22         1.36
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.35*       10.71         9.72         9.56         8.93         8.86
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 45.78*       68.37        49.29        89.53        67.62        74.47
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Distributions in excess of net investment income were less than $0.01 per share.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
---------------------------------------------------------------------------
                                  Six months
                                       ended                For the period
Per-share                             May 31    Year ended   Dec. 31, 1998+
operating performance            (Unaudited)      Nov. 30      to Nov. 30
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.32        $7.72        $8.19
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income (c)                .36          .84          .74
---------------------------------------------------------------------------
Net realized and unrealized
loss on investments                     (.01)       (1.40)        (.41)
---------------------------------------------------------------------------
Total from
investment operations                    .35         (.56)         .33
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net
investment income                       (.39)        (.82)        (.74)
---------------------------------------------------------------------------
In excess of net
investment income                         --         (.02)        (.03)
---------------------------------------------------------------------------
Return of capital                         --           --         (.03)
---------------------------------------------------------------------------
Total distributions                     (.39)        (.84)        (.80)
---------------------------------------------------------------------------
Net asset value,
end of period                          $6.28        $6.32        $7.72
---------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  5.57*       (8.20)        4.15*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $10,376       $7,122       $9,090
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .38*         .70          .64*
---------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.60*       11.30         9.54*
---------------------------------------------------------------------------
Portfolio turnover (%)                 45.78*       68.37        49.29
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



NOTES TO FINANCIAL STATEMENTS
May 31, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam High Yield Advantage Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income primarily through a diversified portfolio of high-yielding, lower-rated corporate bonds. Capital growth is a secondary objective when consistent with the objective of high current income.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon securities is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Interest rate swap contracts The fund may engage in interest rate swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. The fund may enter into interest rate swap agreements, to manage the funds exposure to interest rates. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are included as part of interest income. Payments received or made upon early termination are recorded as realized gain or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or that the counterparty may default on its obligation to perform.

H) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended May 31, 2001, the fund had no borrowings against the line of credit.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At November 30, 2000, the fund had a capital loss carryover of approximately $568,052,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
  $ 16,967,000    November 30, 2002
    34,077,000    November 30, 2003
   299,612,000    November 30, 2007
   217,396,000    November 30, 2008

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally, accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At May 31, 2001, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended May 31, 2001, the fund's expenses were reduced by $188,559 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,762 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended May 31, 2001, Putnam Retail Management, acting as underwriter received net commissions of $20,621 and $323 from the sale of class A and class M shares, respectively and $376,855 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended May 31, 2001, Putnam Retail Management, acting as underwriter received $10 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended May 31, 2001, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $937,843,880 and $743,275,311, respectively. Purchases and sales of U.S. government obligations aggregated $1,830,579 and $30,577,122, respectively.

Note 4
Capital shares

At May 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                              Six months ended May 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 10,886,011        $ 69,577,830
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
dividends                                    3,741,880          23,878,095
---------------------------------------------------------------------------
                                            14,627,891          93,455,925

Shares
repurchased                                (15,513,332)        (99,024,802)
---------------------------------------------------------------------------
Net decrease                                  (885,441)       $ (5,568,877)
---------------------------------------------------------------------------

                                               Year ended November 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 19,775,213       $ 148,994,793
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
dividends                                    7,331,081          53,549,740
---------------------------------------------------------------------------
                                            27,106,294         202,544,533

Shares
repurchased                                (51,715,993)       (385,780,228)
---------------------------------------------------------------------------
Net decrease                               (24,609,699)      $(183,235,695)
---------------------------------------------------------------------------

                                              Six months ended May 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,824,937        $ 18,004,745
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
dividends                                    2,068,123          13,115,323
---------------------------------------------------------------------------
                                             4,893,060          31,120,068

Shares
repurchased                                 (9,883,839)        (62,609,502)
---------------------------------------------------------------------------
Net decrease                                (4,990,779)       $(31,489,434)
---------------------------------------------------------------------------

                                               Year ended November 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,148,233       $  30,747,679
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
dividends                                    4,472,630          32,589,988
---------------------------------------------------------------------------
                                             8,620,863          63,337,667

Shares
repurchased                                (34,604,876)       (255,098,999)
---------------------------------------------------------------------------
Net decrease                               (25,984,013)      $(191,761,332)
---------------------------------------------------------------------------

                                             Six months ended May 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 48,217,681        $311,923,218
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
dividends                                      167,774           1,070,863
---------------------------------------------------------------------------
                                            48,385,455         312,994,081

Shares
repurchased                                (12,994,798)        (82,639,308)
---------------------------------------------------------------------------
Net increase                                35,390,657        $230,354,773
---------------------------------------------------------------------------

                                               Year ended November 30, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 10,370,184       $  74,409,997
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
dividends                                      375,004           2,746,422
---------------------------------------------------------------------------
                                            10,745,188          77,156,419

Shares
repurchased                                (32,988,851)       (243,894,216)
---------------------------------------------------------------------------
Net decrease                               (22,243,663)      $(166,737,797)
---------------------------------------------------------------------------

                                              Six months ended May 31, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    839,139         $ 5,404,614
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
dividends                                       86,853             566,358
---------------------------------------------------------------------------
                                               925,992           5,970,972

Shares
repurchased                                   (400,216)         (2,566,808)
---------------------------------------------------------------------------
Net increase                                   525,776         $ 3,404,164
---------------------------------------------------------------------------

                                               Year ended November 30, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    591,931         $ 4,332,673
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
dividends                                      150,751           1,114,477
---------------------------------------------------------------------------
                                               742,682           5,447,150

Shares
repurchased                                   (793,694)         (5,473,975)
---------------------------------------------------------------------------
Net decrease                                   (51,012)        $   (26,825)
---------------------------------------------------------------------------

Note 5
Transactions with affiliated issuers

Transactions during the period with companies in which the fund owns at least 5% of the voting securities were as follows:

                            Purchase     Sales     Dividend          Market
Affiliates                      cost      cost       Income           Value
---------------------------------------------------------------------------
PSF Holdings, LLC Class A        $--       $--          $--     $11,491,773
Safety Components Intl, Inc.      --        --           --       2,108,534
---------------------------------------------------------------------------
Totals                           $--       $--          $--     $13,600,307

Note 6
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The fund has not at this time quantified the impact, if any, resulting form the adoption of this principle on the the financial statements.


OUR COMMITMENT TO QUALITY SERVICE

* CHOOSE AWARD-WINNING SERVICE

Putnam has won the DALBAR Service Award 10 times in the past 11 years. In 1997, 1998 and 2000, Putnam won all 3 DALBAR awards -- for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

www.putnaminvestments.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

1-800-225-1581

* DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+ Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]
Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **
California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
               Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Rosemary H. Thomsen
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam High Yield Advantage Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site:
www.putnaminvestments.com.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminvestments.com

SA032-72901   060/327/702   7/01


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
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Putnam High Yield Advantage Fund
Supplement to semiannual Report dated 5/31/01

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
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Total return for periods ended 5/31/01

                                                      NAV
1 year                                               -2.71%
5 years                                              11.01
Annual average                                        2.11
10 years                                              8.12
Annual average                                      118.33
Life of fund (since class A inception, 3/25/86)
Annual average                                        7.57

Share value:                                          NAV
11/30/00                                             $6.66
5/31/01                                              $6.28
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Distributions:      No.      Income      Capital gains      Total
                     6       $0.390            --          $0.390
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Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.